UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number           811-8510

Matthews International Funds

(Exact name of registrant as specified in charter)

456 Montgomery Street, Suite 1200
San Francisco, CA 94104-1245

(Address of principal executive offices) (Zip code)

G. Paul Matthews, President
456 Montgomery Street, Suite 1200
San Francisco, CA 94104-1245

(Name and address of agent for service)

Registrant’s telephone number, including area code: 415-788-7553

Date of fiscal year end: August 31, 2004

Date of reporting period: February 29, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Matthews Asian Funds

F O R M O R E I N F O R M A T I O N A B O U T M A T T H E W S A S I A N F U N D S 8 0 0 . 7 8 9 . A S I A [ 2 7 4 2 ] w w w . m a t t h e w s f u n d s . c o m

SEMI-ANNUAL REPORT
FEBRUARY 29, 2004
Pacific Tiger Fund Asian Growth and Income Fund Korea Fund China Fund Japan Fund Asian Technology Fund Asia Pacific Fund
©2004 Matthews International Capital Management, LLC MATSAR-0204-120M-FST

Matthews Asian Funds

Free e-mail communications on Asia and the Funds
are available at www.matthewsfunds.com

■ Asia Weekly

■ Asia Insight (monthly)

■ AsiaNow Special Reports

■ Occasional Fund Updates

CONTENTS

Messages to Shareholders:

   From the Board of Trustees                     2

   From the Investment Advisor                    3

Redemption Fee Policy and Investor Disclosure     5

Manager Commentaries, Fund Highlights and
Schedule of Investments:

   Matthews Pacific Tiger Fund                    6

   Matthews Asian Growth and Income Fund         10

   Matthews Korea Fund                           16

   Matthews China Fund                           20

   Matthews Japan Fund                           24

   Matthews Asian Technology Fund                28

   Matthews Asia Pacific Fund                    32

Statements of Assets and Liabilities             36

Statements of Operations                         38

Statements of Changes in Net Assets              40

Financial Highlights                             44

Notes to Financial Statements                    51

M E S S A G E S   T O    S H A R E H O L D E R S

FROM THE BOARD OF TRUSTEES

Dear Shareholder,

A moment of your time, if I may. I am delighted to announce that we have appointed a new independent Trustee, Dr. Toshi Shibano. Toshi’s doctorate is in Accounting from Stanford University, so he brings both broad and deep expertise that will be particularly useful. He also brings many years of experience in the application of accounting, focused in particular on internal control systems. Please join me in welcoming Toshi.

I also want to thank two outgoing Board members, John Dracott and Norm Berryessa. Both John and Norm have provided many years of valuable perspective and judgment. They will be much missed. These are two men who were instrumental in setting the very highest of standards in our quest to insure that the best interests of our shareholders are met. John and Norm—your efforts are much appreciated.

As we approach the 10-year mark at Matthews Asian Funds, I can assure you that your management team is solid, your funds are in good hands, and your interests continue to be paramount.

Sincerely,

Richard K. Lyons
 Chairman of the Board of Trustees
Matthews Asian Funds

Richard K. Lyons has been an independent Trustee of the Matthews Asian Funds since August 1994, one month prior to the Funds’ launch in September 1994, and has served as Chairman of the Board of Trustees since May 2000. Mr. Lyons is a Professor of Finance and Economics at the Haas School of Business at the University of California, Berkeley.

2      MATTHEWS ASIAN FUNDS

F E B R U A R Y   2 9,    2 0 0 4

FROM THE INVESTMENT ADVISOR

Dear Shareholder,

The first half of the Matthews Asian Funds’ fiscal year has been an unusually strong period for Asian financial markets. This six-month period, from September 1, 2003, to February 29, 2004, saw stock markets around the region enjoy substantial gains, led by particularly strong performance from Chinese securities. Financial markets in Asia continued to benefit from the recovery effect following the SARS outbreak in the spring of 2003, which with hindsight had a much less debilitating impact on Asian economies than had originally been feared. To some extent, therefore, the positive performance of this six-month period reflected a recovery in the valuations of Asian markets following their unusually depressed levels at the end of the first quarter of 2003.

We are, however, particularly conscious that markets in Asia have rarely enjoyed such strong relative performance without subsequently suffering from sharp corrections, and we continue to expect these markets to remain highly volatile. Nevertheless, it is encouraging to note that the economies of the region are enjoying an unusually synchronized period of economic growth, with Japan in particular surprising many observers with its recent improved performance.

The six Matthews Asian Funds that were in existence throughout the entire half-year period all showed positive returns, ranging from 15.25% for the Matthews Korea Fund to 35.25% for the Matthews China Fund. The Matthews Asia Pacific Fund, which was launched on October 31, 2003, gained 7.70% in its first four months of operation. While these absolute numbers were very strong, the Funds’ performance relative to their benchmarks were more mixed, with the Matthews Korea Fund underperforming its benchmark and many of its peers during the period, while the Matthews Japan Fund significantly outperformed its relevant benchmarks.

Following such a positive period for Asian markets, it is important to remember that the region continues to face a number of challenges as it grows in proportion to the rest of the world. In our opinion, the continued opening of the Chinese economy to the rest of the world remains Asia’s most exciting long-term development, but it also presents some of its greatest challenges. China has now embarked on an ambitious program to reform its banking system, where the high level of nonperforming loans continues to present a potential stumbling block to continued economic success. This reform

800.789.ASIA [2742]    www.matthewsfunds.com      3

M E S S A G E S    T O   S H A R E H O L D E R S

process is critical if China is to eventually allow its currency to become freely convertible, and, now that the process has begun, the risks of failure are surely rising.

In addition, the political landscape in Asia continues to mature, and many of the budding young democracies in the region face important elections in the current calendar year. While we remain highly confident in the region’s long-term future, we have always cautioned that it will be a bumpy ride, and we have no reason to expect anything different for the remainder of this year.

The launch of the Matthews Asia Pacific Fund during the reporting period reflects our growing belief that the region is increasingly looking inward in its quest for long-term growth. The recent historic model for Asian economic development, as practiced by Japan in the second half of the last century and applied most recently with great success by countries such as Korea and Taiwan, relied heavily on external demand to fuel long-term growth.

While exports will remain an important contributor to future growth in Asia, we are increasingly convinced that it will be domestic demand that drives the region in the coming decades. Intra-regional trade is already growing faster than Asia’s trade with the rest of the world, and we believe that improving ties within Asia are critical to its long-term future. The Matthews Asia Pacific Fund is the broadest of the Fund family’s offerings, investing in a diversified portfolio of Asian companies, including Japan, and extending from India to Australia. We believe that this pan-regional approach is appropriate for investors seeking long-term exposure to the entire Asian region.

We continue to strive to provide our fellow shareholders with high-quality, active management in efficient investment vehicles. We are pleased that the growth of assets in recent years is leading to lower expense ratios in a number of the Funds.

Our sincere thanks for your continued confidence in our efforts.

G. Paul Matthews
Chairman and Chief Investment Officer
Matthews International Capital Management, LLC

Mark W. Headley
President and Portfolio Manager
Matthews International Capital Management, LLC

4      MATTHEWS ASIAN FUNDS

F E B R U A R Y   2 9,   2 0 0 4

REDEMPTION FEE POLICY
The Funds will assess a redemption fee of 2.00% of the total redemption proceeds if you sell your shares within 90 days after purchasing them. The redemption fee is paid directly to the Funds and is designed to offset transaction costs associated with short-term trading of Fund shares. For more information about this policy, please see the Funds’ prospectus.

INVESTOR DISCLOSURE
Past Performance: All performance quoted in this report is past performance and is no guarantee of future results. Investment return and principal value will fluctuate with changing market conditions so that when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. Returns are net of the Funds’ management fee and other operating expenses. If certain of the Funds’ fees and expenses had not been waived, returns would have been lower. For the Funds’ most recent month-end performance, please call 800-789-ASIA [2742] or visit www.matthewsfunds.com.

Investment Risk: Investing in international markets may involve additional risks, such as social and political instability, market illiquidity, exchange-rate fluctuations, a high level of volatility and limited regulation. In addition, single-country and sector funds may be subject to a higher degree of market risk than diversified funds because of concentration in a specific industry, sector or geographic location.

Fund Holdings: The Fund holdings shown in this report are as of February 29, 2004. Holdings are subject to change at any time, so holdings shown in this report may not reflect current Fund holdings.

This report is submitted for the general information of the shareholders of the Matthews Asian Funds. It is authorized for distribution only if preceded or accompanied by a current Matthews Asian Funds prospectus. Additional copies of the prospectus may be obtained by calling 800-789-ASIA [2742] or can be downloaded from the Funds’ website at www.matthewsfunds.com. Please read the prospectus carefully before you invest or send money, as it explains the risks, fees and expenses of investing in the Funds.

The Matthews Asian Funds are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406.

800.789.ASIA [2742]    www.matthewsfunds.com      5

M A T T H E W S   P A C I F I C    T I G E R   F U N D

CO-PORTFOLIO MANAGERS	SYMBOL: MAPTX

G. Paul Matthews
Mark W. Headley

The Matthews Pacific Tiger Fund is an all-capitalization, core equity fund focusing on the broad range of equity markets in Asia ex-Japan.

PORTFOLIO MANAGER COMMENTARY

The Matthews Pacific Tiger Fund gained 25.71% for the six-month period ended February 29, 2004. The benchmark MSCI All Country Far East Free ex-Japan Index gained a similar 25.11%. This period saw one of the broadest rallies across the Asia ex-Japan region in the last decade. A wide range of sectors participated in the rally. Economic data across the region was generally supportive of a positive outlook for a continued earnings recovery from the painful first half of 2003, when the SARS outbreak afflicted much of the region.

The Matthews Pacific Tiger Fund was well-positioned for a positive market environment. The Fund’s exposure to financials, primarily banks, was the single largest contributor to performance on a sector basis. Consumer and telecommunications-related companies were the other primary sources of returns for the Fund. Looking at the top five contributors to performance by company, it is interesting to note that they were all domiciled in different countries, namely Thailand, Hong Kong, South Korea, Singapore and India. Rarely in recent years have the markets enjoyed such broad attribution to performance. We hope that this is indicative of an Asian market environment where company fundamentals will increasingly drive stock price performance, rather than the local market/country conditions that have historically dominated.

We continue to analyze the Asia ex-Japan region on an industry basis. The ability to compare banks, technology companies or consumer companies on a regional basis is growing steadily. The increasing integration of the Japanese economy with the rest of Asia is another very important trend. There is no doubt that the coming years will see a highly competitive environment as a combination of Asia’s best regional companies compete with the large multinationals that are recognizing that the region is a critical part of their long-term strategies. Finding companies that can withstand and thrive in such a competitive environment is a primary thrust of our research efforts.

The Matthews Pacific Tiger Fund continues to maintain a well-diversified portfolio of growth companies. The size of companies in the portfolio ranges from very large to very small, and we have long felt that such an all-capitalization approach is appropriate for Asia.

6      MATTHEWS ASIAN FUNDS

F E B R U A R Y   2 9,   2 0 0 4

FUND HIGHLIGHTS	Inception: 9/12/94
----------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS AS OF FEBRUARY 29, 2004*
----------------------------------------------------------------------------------------------------------------
                                                                                                       SINCE
                                                      6 MTHS       1 YR       3 YRS       5 YRS      INCEPTION
----------------------------------------------------------------------------------------------------------------
Matthews Pacific Tiger Fund                           25.71%      76.21%      15.66%      20.75%       5.59%

MSCI All Country Far East Free ex-Japan Index(1)      25.11%      65.96%       9.76%       9.08%      -1.95%

Lipper Pacific ex-Japan Funds Average(2)              25.09%      63.10%      10.87%      12.38%       0.13%+
----------------------------------------------------------------------------------------------------------------
  +From 8/31/94

----------------------------------------------------------------------------------------------------------------
MATTHEWS PACIFIC TIGER FUND AVERAGE ANNUAL RETURNS AS OF*:
----------------------------------------------------------------------------------------------------------------
                                                                                           SINCE
                                                       1 YR       3 YRS       5 YRS      INCEPTION
----------------------------------------------------------------------------------------------------------------
December 31, 2003                                     60.15%      17.36%      17.59%       4.96%

March 31, 2004                                        81.45%      19.10%      18.59%       5.32%
----------------------------------------------------------------------------------------------------------------
*Assumes reinvestment of all dividends. Past performance is not indicative of future results. Unusually high returns may not be sustainable.

----------------------------------------------------------------
                  OPERATING EXPENSES(3)
----------------------------------------------------------------
For six months ended 02/29/04, annualized **           1.48%

For Fiscal Year 2003 (ended 8/31/03)***                1.75%
----------------------------------------------------------------

----------------------------------------------------------------
                  PORTFOLIO TURNOVER(4)
----------------------------------------------------------------
For six months ended 02/29/04, annualized**            3.83%

For Fiscal Year 2003 (ended 8/31/03)***               28.24%
----------------------------------------------------------------
**Unaudited       ***Audited

--------------------------------------
        COUNTRY ALLOCATION
--------------------------------------
China/Hong Kong                  38%

South Korea                      23%

Singapore                        15%

Thailand                          8%

India(1)                          5%

Taiwan                            4%

Indonesia                         3%

Philippines             less than 1%

Cash                              4%

--------------------------------------
         SECTOR ALLOCATION
--------------------------------------
Financials                       28%

Consumer Discretionary           18%

Information Technology           15%

Telecommunication Services       13%

Consumer Staples                 12%

Industrial                        5%

Health Care                       4%

Utilities                         1%

Cash                              4%

--------------------------------------
        MARKET CAP EXPOSURE
--------------------------------------
Large cap (over $5 billion)      28%

Mid cap ($1-$5 billion)          46%

Small cap (under $1 billion)     22%

Cash                              4%
--------------------------------------

----------------------------------------------------------------------------------------------------------------------
             NAV                   ASSETS                     REDEMPTION FEE              12b-1 FEES
----------------------------------------------------------------------------------------------------------------------
           $14.03              $651.9 million              2.00% within 90 days              None
----------------------------------------------------------------------------------------------------------------------
All data is as of February 29, 2004, unless otherwise noted.
[1]	The MSCI All Country Far East Free ex-Japan Index is an unmanaged capitalization-weighted index of the stock markets of Hong Kong, Taiwan, Singapore, Korea, Indonesia, Malaysia, Philippines, Thailand and China that excludes securities not available to foreign investors. As of February 29, 2004, 5.40% of the assets in the Matthews Pacific Tiger Fund were invested in India, which is not included in the MSCI All Country Far East Free ex-Japan Index.
[2]	As of 2/29/04, the Lipper Pacific ex-Japan Funds Average consisted of 60 funds for the six-month period, 58 funds for the one-year period, 51 funds for the three-year period, 41 funds for the five-year period, and 15 funds since 8/31/94. Lipper, Inc. fund performance does not reflect sales charges and is based on total return, including reinvestment of dividends and capital gains for the stated periods.
[3]	Includes management fee, shareholder services fees and other expenses. Matthews Asian Funds do not charge 12b-1 fees.
[4]	The lesser of fiscal year-to-date purchase costs or sales proceeds divided by the average monthly market value of long-term securities.

800.789.ASIA [2742]    www.matthewsfunds.com      7

M A T T H E W S   P A C I F I C   T I G E R    F U N D

SCHEDULE OF INVESTMENTS (Unaudited)

EQUITIES: 96.48%*

                                                     SHARES         VALUE
============================================================================
CHINA/HONG KONG: 38.13%
Asia Satellite Telecommunications
 Holdings, Ltd.                                     2,606,100     $5,189,533
BYD Co., Ltd. H Shares                              3,802,500     12,603,596
China Insurance International
 Holdings Co., Ltd.                                 6,048,000      3,632,444
China Merchants Holdings
 International Co., Ltd.                            4,206,000      6,132,968
China Mobile HK, Ltd.                               3,615,717     12,797,395
China Mobile HK, Ltd. ADR                             278,850      4,916,126
China Pharmaceutical
 Group, Ltd.                                       24,935,000      9,289,940
Cosco Pacific, Ltd.                                 6,356,000      9,676,266
Dah Sing Financial Group                            2,948,200     22,725,515
Giordano International, Ltd.                       40,711,000     24,712,639
Hang Lung Group, Ltd.                               7,485,000     11,731,598
Huaneng Power International,
 Inc. ADR                                             114,500      8,573,760
Legend Group, Ltd.                                 32,304,000     13,591,680
Moulin International
 Holdings, Ltd.                                    11,174,000      8,326,111
PCCW, Ltd. **                                      21,278,000     16,811,693
PICC Property and
 Casualty Co., Ltd. H Shares **                    26,368,000     11,517,591
Sa Sa International
 Holdings, Ltd.                                    22,582,000      7,833,065
Shangri-La Asia, Ltd.                              10,166,000      9,534,074
Swire Pacific, Ltd. A Shares                        3,188,000     22,321,345
Television Broadcasts, Ltd.                         2,327,700     11,363,605
Travelsky Technology, Ltd.
 H Shares                                           9,974,000     10,635,380
Vitasoy International
 Holdings, Ltd.                                    18,800,750      4,637,479
----------------------------------------------------------------------------
Total China/Hong Kong                                            248,553,803
============================================================================

                                                     SHARES         VALUE
============================================================================
SOUTH KOREA: 22.94%
Amorepacific Corp.                                    107,660    $15,563,095
Hana Bank                                           1,027,777     22,285,981
Hite Brewery Co., Ltd.                                171,957     13,159,975
Internet Auction Co., Ltd. **                         205,093     12,556,714
Kookmin Bank **                                       309,790     12,934,259
Kookmin Bank ADR                                       62,000      2,574,860
KT Corp. ADR                                           66,000      1,255,320
LG Home Shopping, Inc.                                 51,646      1,971,858
Nong Shim Co., Ltd.                                    56,148      9,548,980
Pulmuone Co., Ltd.                                    181,010      7,588,259
S1 Corp.                                              210,610      4,907,070
Samsung Electronics Co., Ltd.                          28,253     13,093,440
Samsung Securities Co., Ltd.                          472,640     11,233,238
SK Telecom Co., Ltd.                                   70,745     14,317,440
SK Telecom Co., Ltd. ADR                              263,000      6,577,630
----------------------------------------------------------------------------
Total South Korea                                                149,568,119
============================================================================

SINGAPORE: 14.52%
DBS Group Holdings, Ltd.                            2,604,750     22,493,655
Fraser and Neave, Ltd.                              2,439,550     20,350,483
Great Eastern Holdings, Ltd.                        1,396,500     10,254,810
Hyflux, Ltd.                                       12,418,125     11,672,199
Parkway Holdings, Ltd.                             10,755,000      6,507,652
Venture Corp., Ltd.                                 1,853,800     23,414,128
----------------------------------------------------------------------------
Total Singapore                                                   94,692,927
============================================================================

THAILAND: 7.71%
Advanced Info Service
Public Co., Ltd.                                   10,873,900     23,939,739
Bangkok Bank Public Co., Ltd. **                    8,001,900     20,264,420
Serm Suk Public Co., Ltd.                           8,698,600      6,033,007
----------------------------------------------------------------------------
Total Thailand                                                    50,237,166
============================================================================

INDIA: 5.40%
Cipla, Ltd.                                           351,925      9,302,070
HDFC Bank, Ltd.                                       679,883      5,629,494
Hero Honda Motors, Ltd.                             1,019,800     11,117,815
Infosys Technologies, Ltd.                             81,966      9,190,303
----------------------------------------------------------------------------
Total India                                                       35,239,682
============================================================================

8      MATTHEWS ASIAN FUNDS

F E B R U A R Y   2 9,    2 0 0 4

                                                     SHARES         VALUE
============================================================================
TAIWAN: 4.36%
Hon Hai Precision
 Industry Co., Ltd.                                 5,040,300    $22,364,395
Taiwan Semiconductor
 Manufacturing Co., Ltd. **                         3,172,189      6,039,095
----------------------------------------------------------------------------
Total Taiwan                                                      28,403,490
============================================================================

INDONESIA: 3.30%
PT Astra International, Inc.                       12,791,730      8,169,762
PT Bank Central Asia                               14,450,000      6,238,025
PT Ramayana Lestari Sentosa                        16,503,500      7,124,515
----------------------------------------------------------------------------
Total Indonesia                                                   21,532,302
============================================================================

PHILIPPINES: 0.12%
SM Prime Holdings, Inc.                             7,030,000        761,417
============================================================================

                                                                    VALUE
============================================================================
TOTAL INVESTMENTS: 96.48%                                       $628,988,906
(Cost $501,845,959***)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 3.52%                                           22,938,061
----------------------------------------------------------------------------
NET ASSETS: 100.00%                                             $651,926,967
============================================================================
*	As a percentage of net assets as of February 29, 2004.
**	Non-income producing security.
***	Cost for Federal income tax purposes is $501,845,959 and net unrealized appreciation consists of:
     Gross unrealized appreciation..............$128,175,458
     Gross unrealized depreciation..............  (1,032,511)
                                                 -----------
     Net unrealized appreciation................$127,142,947
                                                 ===========

ADR American Depositary Receipt

See accompanying notes to financial statements.

800.789.ASIA [2742]    www.matthewsfunds.com      9

M A T T H E W S   A S I A N   G R O W T H   A N D   I N C O M E   F U N D

PORTFOLIO MANAGER	SYMBOL: MACSX

G. Paul Matthews

The Matthews Asian Growth and Income Fund seeks long-term capital appreciation and some current income through investments in higher-yielding equities, convertible bonds, and preferred shares of Asia-based companies.

Note: This fund is closed to new investors.

PORTFOLIO MANAGER COMMENTARY

The Matthews Asian Growth and Income Fund gained 22.30% for the six-month period ended February 29, 2004. This gain was slightly lower than the 25.11% gain of its benchmark MSCI All Country Far East Free ex-Japan Index of regional equity market performance. Given the Fund’s exposure to convertible bonds, we would not normally expect it to match the performance of underlying equity markets during periods of sharply rising markets. In this case, we believe that the Fund’s exposure to a small number of resource-related equities in the region was particularly helpful, as these issues were strong performers during the period.

Although most of the convertibles held in the portfolio (representing approximately 23% of the portfolio during the period) saw only modest gains during the period, the Fund did hold positions in dollar-denominated bonds issued by Taiwanese financial institutions, which saw strong gains. Taiwan’s financial sector is in a period of major restructuring, with a number of consolidations and mergers slowly reshaping the Taiwanese financial landscape.

By country, the strongest contributor to Fund performance during the period came from dividend-paying stocks listed in Hong Kong, which continued to enjoy a recovery since the SARS outbreak of last spring. Hong Kong has benefited from closer ties with Mainland China and, in particular, from a surge in tourism from across the border. The weakest component of the portfolio during the period was its positions in local gas distribution companies in Korea.

Toward the end of the six-month period, the Fund lowered its weighting in resource-related companies. The Fund continued to increase its exposure to Singaporean dividend-paying stocks, which accounted for approximately 13% of the portfolio at the end of the period, the Fund’s third-highest country weighting after Hong Kong and Korea.

10     MATTHEWS ASIAN FUNDS

F E B R U A R Y   2 9 ,   2 0 0 4

FUND HIGHLIGHTS	Inception: 9/12/94
--------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS AS OF FEBRUARY 29, 2004*
--------------------------------------------------------------------------------------------------------------
                                                       6 MTHS       1 YR       3 YRS      5 YRS       SINCE
                                                                                                    INCEPTION
--------------------------------------------------------------------------------------------------------------
Matthews Asian Growth and Income Fund                  22.30%      45.28%     20.41%     23.70%      10.80%

MSCI All Country Far East Free ex-Japan Index(1)       25.11%      65.96%      9.76%      9.08%      -1.95%

Lipper Pacific ex-Japan Funds Average(2)               25.09%      63.10%     10.87%     12.38%       0.13%+
--------------------------------------------------------------------------------------------------------------
+From 8/31/94

--------------------------------------------------------------------------------------------------------------
MATTHEWS ASIAN GROWTH AND INCOME FUND AVERAGE RETURNS AS OF*:
--------------------------------------------------------------------------------------------------------------
                                                                    1 YR       3 YRS      5 YRS       SINCE
                                                                                                    INCEPTION
--------------------------------------------------------------------------------------------------------------
December 31, 2003                                                  38.62%     19.98%      21.68%      10.34%

March 31, 2004                                                     49.32%     22.02%      22.33%      10.75%
--------------------------------------------------------------------------------------------------------------
*Assumes reinvestment of all dividends. Past performance is not indicative of future results. Unusually high returns may not be sustainable.

------------------------------------------------------
                  OPERATING EXPENSES(3)
------------------------------------------------------
 For six months ended 02/29/04, annualized**    1.44%

 For Fiscal Year 2003 (ended 8/31/03)***        1.69%
------------------------------------------------------

------------------------------------------------------
                 PORTFOLIO TURNOVER(4)
------------------------------------------------------
 For six months ended 02/29/04, annualized**    9.67%

 For Fiscal Year 2003 (ended 8/31/03)***       13.33%
------------------------------------------------------
**Unaudited             ***Audited

-------------------------------------------
            COUNTRY ALLOCATION
-------------------------------------------
China/Hong Kong                        40%

South Korea                            18%

Singapore                              13%

Taiwan                                  9%

Thailand                                7%

Japan(1)                                3%

United Kingdom(1)                       3%

Indonesia                               2%

Australia(1)                            1%

India(1)                                1%

Cash                                    3%
-------------------------------------------

-------------------------------------------
            SECTOR ALLOCATION
-------------------------------------------
Financials                             34%

Telecommunication Services             21%

Consumer Discretionary                 12%

Energy                                  8%

Business Services                       5%

Consumer Staples                        5%

Utilities                               5%

Industrials                             3%

Health Care                             2%

Information Technology                  2%

Cash                                    3%
-------------------------------------------

-------------------------------------------
        BREAKDOWN BY SECURITY TYPE
-------------------------------------------
Equities                               74%

International Dollar Bonds             23%

Cash                                    3%
-------------------------------------------

-------------------------------------------
    MARKET CAP EXPOSURE (EQUITIES ONLY)
-------------------------------------------
Large cap (over $5 billion)            50%

Mid cap ($1-$5 billion)                31%

Small cap (under $1 billion)           19%
-------------------------------------------

--------------------------------------------------------------------------------------
        NAV             ASSETS              REDEMPTION FEE           12b-1 FEES
--------------------------------------------------------------------------------------
      $14.61        $1.05 billion        2.00% within 90 days           None
--------------------------------------------------------------------------------------
All data is as of February 29, 2004, unless otherwise noted.
[1]	The MSCI All Country Far East Free ex-Japan Index is an unmanaged capitalization-weighted index of the stock markets of Hong Kong, Taiwan, Singapore, Korea, Indonesia, Malaysia, Philippines, Thailand and China that excludes securities not available to foreign investors. As of February 29, 2004, 0.84% of the assets in the Matthews Asian Growth and Income Fund were invested in India, 3.16% of the Funds’s assets were invested in Japan, 1.01% of the Fund’s assets were invested in Australia, and 2.69% of the Fund’s assets were invested in the United Kingdom, which are not included in the MSCI All Country Far East Free ex-Japan Index.
[2]	As of 2/29/04, the Lipper Pacific ex-Japan Funds Average consisted of 60 funds for the six-month period, 58 funds for the one-year period, 51 funds for the three-year period, 41 funds for the five-year period, and 15 funds since 8/31/94. Lipper, Inc. fund performance does not reflect sales charges and is based on total return, including reinvestment of dividends and capital gains for the stated periods.
[3]	Includes management fee, shareholder services fees and other expenses. Matthews Asian Funds do not charge 12b-1 fees.
[4]	The lesser of fiscal year-to-date purchase costs or sales proceeds divided by the average monthly market value of long-term securities.

800.789.ASIA [2742]     www.matthewsfunds.com    11

M A T T H E W S    A S I A N   G R O W T H   A N D   I N C O M E   F U N D

SCHEDULE OF INVESTMENTS (Unaudited)

EQUITIES: 73.90%*

                                         SHARES               VALUE
=======================================================================
CHINA/HONG KONG: 30.36%
Bank of East Asia, Ltd.                 2,084,000           $6,773,666
BOC Hong Kong Holdings, Ltd.            2,492,500            5,091,407
Cafe De Coral Holdings, Ltd.           15,091,100           14,637,718
Cheung Kong Infrastructure
  Holdings, Ltd.                        4,475,500           11,413,205
China Hong Kong Photo Products
  Holdings, Ltd.                       14,998,003              934,503
Citic Pacific, Ltd.                     2,661,000            8,221,773
CLP Holdings, Ltd.                      4,507,200           23,219,707
Giordano International, Ltd.           24,585,000           14,923,736
Hang Lung Group, Ltd.                   5,693,000            8,922,911
Hang Seng Bank, Ltd.                    1,128,800           16,024,512
Hengan International
  Group Co., Ltd.                      14,314,000            9,102,732
Hong Kong & China
  Gas Co., Ltd.                        14,006,000           24,201,481
Hongkong Electric Holdings, Ltd.        5,914,500           25,378,739
Hongkong Land Holdings, Ltd.           14,148,700           26,882,530
Lerado Group Holding Co., Ltd.          6,396,000            1,306,505
MTR Corp., Ltd.                         7,060,000           11,201,526
PCCW, Ltd. **                          17,800,000           14,063,735
PetroChina Co., Ltd. ADR                  202,250           10,792,060
PetroChina Co., Ltd. H Shares          15,666,000            8,402,725
PICC Property and Casualty Co., Ltd.
  H Shares **                          17,698,000            7,730,519
Shangri-La Asia, Ltd.                  15,641,400           14,669,119
Sun Hung Kai Properties, Ltd.           1,878,000           18,457,062
Television Broadcasts, Ltd.             3,367,000           16,437,367
Vitasoy International
  Holdings, Ltd.                       26,825,000            6,616,777
Wharf Holdings, Ltd.                    4,227,000           13,196,053
-----------------------------------------------------------------------
Total China/Hong Kong                                      318,602,068
=======================================================================

                                         SHARES               VALUE
=======================================================================
SOUTH KOREA: 12.87%
Daehan City Gas Co., Ltd.                 280,300           $3,241,565
Hyundai Motor Co., Ltd., Pfd.             721,890           14,885,912
Hyundai Motor Co., Ltd., 2nd Pfd.         360,440            7,662,415
Korea Electric Power Corp.                180,500            3,177,168
Korea Electric Power Corp. ADR            529,550            5,470,252
Korea Gas Corp.                           570,090           12,700,985
Korean Reinsurance Co.                    212,300            8,123,724
KT Corp. ADR                              151,200            2,875,824
LG Ad, Inc.                               226,660            3,739,119
LG Chem, Ltd., Pfd.                       112,780            2,608,517
LG Household & Health Care,
  Ltd., Pfd.                              177,830            2,563,111
Samchully Co., Ltd.                        66,410            2,755,789
Samsung Electronics Co.,
  Ltd., Pfd.                               46,940           13,012,279
Samsung Fire & Marine
  Insurance Co., Ltd.                     220,440           14,189,888
Samsung Fire & Marine Insurance
Co., Ltd., Pfd.                           142,820            3,989,487
Shinhan Financial Group, Ltd.             994,230           18,303,639
Sindo Ricoh Co.                           121,490            6,539,385
SK Telecom Co., Ltd.                      368,300            9,211,183
-----------------------------------------------------------------------
Total South Korea                                          135,050,242
=======================================================================

SINGAPORE: 12.70%
CapitaMall Trust REIT                  14,000,000           11,596,417
DBS Group Holdings, Ltd.                1,801,335           15,555,659
Fraser and Neave, Ltd.                  2,881,820           24,039,855
Parkway Holdings, Ltd.                  6,749,000            4,083,695
Singapore Exchange, Ltd.               12,820,000           13,254,927
Singapore Post, Ltd.                   56,996,000           25,112,058
Singapore Press Holdings, Ltd.          1,655,000           18,083,713
Singapore Telecommunications,
  Ltd.                                 15,769,000           21,584,239
-----------------------------------------------------------------------
Total Singapore                                            133,310,563
=======================================================================

12     MATTHEWS ASIAN FUNDS

F E B R U A R Y    2 9 ,   2 0 0 4

                                         SHARES               VALUE
=======================================================================
THAILAND: 6.06%
Advanced Info Service
 Public Co., Ltd.                       6,468,000          $14,239,807
Bangkok Bank Public Co., Ltd. **        3,386,300            8,575,639
BEC World Public Co., Ltd.             25,532,900           12,672,220
Charoen Pokphand Foods
 Public Co., Ltd.                      52,037,000            5,377,201
Charoen Pokphand Foods
 Public Co., Ltd., Warrants **            638,000               49,689
PTT Public Co., Ltd.                    4,819,000           19,746,984
Thai Reinsurance Public Co.,
 Ltd.                                  25,672,800            2,888,108
-----------------------------------------------------------------------
Total Thailand                                              63,549,648
=======================================================================

JAPAN: 3.16%
Japan Real Estate Investment
 Corp. REIT                                 1,592           10,374,373
Japan Retail Fund Investment
 Corp. REIT                                 1,980           12,431,631
Nippon Building Fund, Inc. REIT             1,595           10,350,128
-----------------------------------------------------------------------
Total Japan                                                 33,156,132
=======================================================================

UNITED KINGDOM: 2.69%
HSBC Holdings PLC                         329,600            5,420,043
HSBC Holdings PLC ADR                     278,700           22,783,725
-----------------------------------------------------------------------
Total United Kingdom                                        28,203,768
=======================================================================

                                         SHARES               VALUE
=======================================================================
INDONESIA: 2.15%
PT Ramayana Lestari Sentosa             2,936,000           $1,267,463
PT Telekomunikasi Indonesia               880,000              759,787
PT Telekomunikasi Indonesia ADR           745,500           12,837,510
PT Tempo Scan Pacific                  11,073,000            7,726,872
-----------------------------------------------------------------------
Total Indonesia                                             22,591,632
=======================================================================

TAIWAN: 2.06%
Chunghwa Telecom Co., Ltd.                648,000            1,058,792
Chunghwa Telecom Co., Ltd. ADR          1,252,200           20,586,168
-----------------------------------------------------------------------
Total Taiwan                                                21,644,960
=======================================================================

AUSTRALIA: 1.01%
AXA Asia Pacific Holdings, Ltd.         4,834,426           10,555,918
=======================================================================

INDIA: 0.84%
Hero Honda Motors, Ltd.                   812,300            8,855,659
=======================================================================

TOTAL EQUITIES                                            $775,520,590
(Cost $596,426,632)
=======================================================================

See footnotes on page 15.

See accompanying notes to financial statements.

800.789.ASIA [2742]     www.matthewsfunds.com    13

M A T T H E W S    A S I A N   G R O W T H   A N D    I N C O M E   F U N D

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

INTERNATIONAL DOLLAR BONDS: 22.64%*

                                      FACE AMOUNT             VALUE
=======================================================================
CHINA/HONG KONG: 9.97%
China Mobile Hong Kong, Ltd., Cnv.
    2.250%, 11/03/05                  $47,650,000          $48,126,500
Hang Lung Properties., Ltd., Cnv.
    5.250%, 12/29/49                   11,550,000           13,167,000
New World Capital Finance, Ltd., Cnv.
    3.000%, 06/09/04                    4,890,000            6,020,813
PCCW Capital, Ltd., Cnv.
    3.500%, 12/05/05                    3,000,000            3,622,500
PCCW Capital II, Ltd., Cnv.
    1.000%, 01/29/07                   26,050,000           29,566,750
Tingyi  (C.I.) Holding Corp., Cnv.
    3.500%, 06/04/05                    3,500,000            4,068,750
-----------------------------------------------------------------------
Total China/Hong Kong                                      104,572,313
=======================================================================

TAIWAN: 6.73%
Cathay Financial Holding Co., Cnv.
    0.000%, 05/20/07                   26,600,000           32,352,250
Fubon Financial Holding Co., Ltd., Cnv.
    0.000%, 07/10/04                   26,000,000           28,242,500
Sinopac Holdings Co., Cnv.
    0.000%, 07/12/07                    8,000,000           10,060,000
-----------------------------------------------------------------------
Total Taiwan                                                70,654,750
=======================================================================

                                      FACE AMOUNT             VALUE
=======================================================================
SOUTH KOREA: 5.30%
Korea Deposit Insurance Corp., Cnv.
    2.250%, 10/11/05                  $14,820,000          $18,580,575
Korea Telecom Corp., Cnv.
    0.250%, 01/04/07                   35,825,000           36,625,848
Korea Telecom Corp., Cnv.***
    0.250%, 01/04/07                      375,000              388,652
-----------------------------------------------------------------------
Total South Korea                                           55,595,075
=======================================================================

THAILAND: 0.64%
Bangkok Bank Public Co., Ltd., Cnv.
    4.589%, 03/03/04                   10,450,000            6,714,125
-----------------------------------------------------------------------
Total Thailand                                               6,714,125
=======================================================================

14     MATTHEWS ASIAN FUNDS

F E B R U A R Y    2 9 ,   2 0 0 4

                                                               VALUE
=======================================================================
TOTAL INTERNATIONAL DOLLAR BONDS                          $237,536,263
(Cost $228,554,866)
-----------------------------------------------------------------------
TOTAL INVESTMENTS: 96.54%*                               1,013,056,853
(Cost $824,981,498****)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 3.46%                                     36,247,236
-----------------------------------------------------------------------
NET ASSETS: 100.00%                                     $1,049,304,089
=======================================================================

*	As a percentage of net assets as of February 29, 2004.
**	Non-income producing security.
***	Security exempt from registration under rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified, institutional buyers. At February 29, 2004, the value of this security amounted to $388,652 or 0.04% of net assets.
****	Cost for Federal income tax purposes is $824,981,498 and net unrealized appreciation consists of:
      Gross unrealized appreciation..............$190,752,697
      Gross unrealized depreciation..............  (2,677,342)
      Net unrealized appreciation................$188,075,355
ADR	American Depositary Receipt
Pfd.	Preferred
Cnv.	Convertible
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

800.789.ASIA [2742]     www.matthewsfunds.com    15

M A T T H E W S    K O R E A   F U N D

CO-PORTFOLIO MANAGERS	SYMBOL: MAKOX

G. Paul Matthews
Mark W. Headley

The Matthews Korea Fund is an all-capitalization equity fund with diversified exposure across a wide range of Korean equities.

PORTFOLIO MANAGER COMMENTARY

For the six months ended February 29, 2004, the Matthews Korea Fund gained 15.25%, underperforming its benchmark KOSPI Index, which gained 17.04% over the same period. This result was primarily due to weak performance in the consumer discretionary and consumer staples sectors, combined with strong performance by exporters. Domestic investors continued to stay away from the equity market, while foreign investors continued to buy Korean equities.

Domestic consumption remained weak during the six-month period. Political instability and credit card debt burden continued to put pressure on consumers. Rising prices of goods depressed consumer spending even further.

Exports have been one of the few bright spots in the Korean economy. Korean automakers are gaining global market share despite weak domestic sales growth. Consumer electronics exports also remained strong on the back of strong camera handset and LCD panel demand. The Korean semiconductor industry appears to be gaining momentum as sales of digital products, which require more memory, continue to show strong growth. China has been the key growth driver for Korean exports and has surpassed the United States as the largest export market for Korea.

Over the period we saw positive developments in the financial sector. Citigroup1 recently announced its intention to acquire KorAm Bank,2 Korea’s sixth-largest bank by assets. If executed, the deal would result in the largest foreign investment ever in Korea, and Citigroup’s largest investment in Asia excluding Japan. Citigroup’s entrance into the Korean banking industry might provide a challenging environment for the local Korean banks in the short term but should be a positive catalyst for Korea’s ongoing financial restructuring. Prudential Financial3 has also recently completed a deal to buy two Hyundai Group financial units.

In the short term, the biggest risk for the Korean economy still lies within the consumer sector. The Korean economy is again becoming more dependent on exports for growth. We believe that the trend of increased consumer spending is still intact. However, to sustain growth in consumer spending, we believe that the financial sector requires further restructuring and that political stability needs to be restored.

1, 2, 3 As of February 29, 2004, the Matthews Korea Fund held no positions in Citigroup, KorAm Bank or Prudential Financial.

16     MATTHEWS ASIAN FUNDS

F E B R U A R Y    2 9 ,    2 0 0 4

FUND HIGHLIGHTS	Inception: 1/3/95
--------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS AS OF FEBRUARY 29, 2004*
--------------------------------------------------------------------------------------------------------------
                                                       6 MTHS       1 YR       3 YRS      5 YRS      SINCE
                                                                                                    INCEPTION
--------------------------------------------------------------------------------------------------------------
Matthews Korea Fund                                    15.25%      56.89%     29.52%     23.23%       0.73%

KOSPI Index(1)                                         17.04%      56.51%     18.86%     12.78%      -5.41%

Lipper Pacific ex-Japan Funds Average(2)               25.09%      63.10%     10.87%     12.38%       1.73%+
--------------------------------------------------------------------------------------------------------------
+From 12/31/94

--------------------------------------------------------------------------------------------------------------
MATTHEWS KOREA FUND AVERAGE RETURNS AS OF*:
--------------------------------------------------------------------------------------------------------------
                                                                    1 YR       3 YRS      5 YRS       SINCE
                                                                                                    INCEPTION
--------------------------------------------------------------------------------------------------------------
December 31, 2003                                                  33.26%     35.11%      19.33%      -0.04%

March 31, 2004                                                     81.40%     37.16%      19.53%       1.01%
--------------------------------------------------------------------------------------------------------------
*Assumes reinvestment of all dividends. Past performance is not indicative of future results. Unusually high returns may not be sustainable.

------------------------------------------------------
                  OPERATING EXPENSES(3)
------------------------------------------------------
 For six months ended 02/29/04, annualized**    1.50%

 For Fiscal Year 2003 (ended 8/31/03)***        1.72%
------------------------------------------------------

------------------------------------------------------
                 PORTFOLIO TURNOVER(4)
------------------------------------------------------
 For six months ended 02/29/04, annualized**   17.12%

 For Fiscal Year 2003 (ended 8/31/03)***       29.90%
------------------------------------------------------
**Unaudited             ***Audited

-------------------------------------------
            COUNTRY ALLOCATION
-------------------------------------------
South Korea                            98%

Cash                                    2%

-------------------------------------------

-------------------------------------------
            SECTOR ALLOCATION
-------------------------------------------
Financials                             23%

Information Technology                 21%

Telecommunication Services             11%

Industrials                            11%

Consumer Discretionary                 11%

Consumer Staples                       11%

Business Services                       5%

Health Care                             4%

Utilities                               1%

Cash                                    2%

-------------------------------------------

-------------------------------------------
            MARKET CAP EXPOSURE
-------------------------------------------
Large cap (over $5 billion)            39%

Mid cap ($1 $5 billion)                21%

Small cap (under $1 billion)           38%

Cash                                    2%
-------------------------------------------

--------------------------------------------------------------------------------------
        NAV             ASSETS              REDEMPTION FEE           12b-1 FEES
--------------------------------------------------------------------------------------
      $4.52        $238.6 billion        2.00% within 90 days           None
--------------------------------------------------------------------------------------
All data is as of February 29, 2004, unless otherwise noted.
[1]	The South Korea Stock Price Index (KOSPI) is a capitalization-weighted index of all common stocks and preferred shares listed on the Korea Stock Exchange.
[2]	As of 2/29/04, the Lipper Pacific ex-Japan Funds Average consisted of 60 funds for the six-month period, 58 funds for the one-year period, 51 funds for the three-year period, 41 funds for the five-year period, and 20 funds since 12/31/94. Lipper, Inc. fund performance does not reflect sales charges and is based on total return, including reinvestment of dividends and capital gains for the stated periods.

[3]	Includes management fee, shareholder services fees and other expenses. Matthews Asian Funds do not charge 12b-1 fees.
[4]	The lesser of fiscal year-to-date purchase costs or sales proceeds divided by the average monthly market value of long-term securities.

800.789.ASIA [2742]     www.matthewsfunds.com    17

M A T T H E W S   K O R E A   F U N D

SCHEDULE OF INVESTMENTS (Unaudited)

EQUITIES: SOUTH KOREA: 97.72%*

                                           SHARES             VALUE
=======================================================================
FINANCIALS: 23.03%
Banks: 12.91%
Hana Bank                                 662,764          $14,371,158
Kookmin Bank                              318,822           13,311,361
Kookmin Bank ADR                           75,139            3,120,523
-----------------------------------------------------------------------
                                                            30,803,042
-----------------------------------------------------------------------
Diversified Financials: 6.02%
Samsung Securities Co., Ltd.              241,885            5,748,882
Shinhan Financial Group Co., Ltd.         468,562            8,626,163
-----------------------------------------------------------------------
                                                            14,375,045
-----------------------------------------------------------------------
Insurance: 4.10%
Samsung Fire & Marine
Insurance Co., Ltd.                       109,303            7,035,916
Samsung Fire & Marine
Insurance Co., Ltd., Pfd.                  98,000            2,737,500
-----------------------------------------------------------------------
                                                             9,773,416
-----------------------------------------------------------------------
Total Financials                                            54,951,503
=======================================================================

INFORMATION TECHNOLOGY: 20.64%
Electrical & Electronic Equipment: 1.22%
Daeduck GDS Co., Ltd.                     324,550            2,897,768
-----------------------------------------------------------------------

Internet Software & Services: 4.71%
NCsoft Corp. **                            91,086            5,925,237
NHN Corp.                                  85,392            5,322,477
-----------------------------------------------------------------------
                                                            11,247,714
-----------------------------------------------------------------------

Office Electronics: 1.38%
Sindo Ricoh Co., Ltd.                      61,226            3,295,583
-----------------------------------------------------------------------

Semiconductor Equipment
& Products: 13.33%
Samsung Electronics Co., Ltd.              56,261           26,073,338
Samsung Electronics Co., Ltd., Pfd.        20,670            5,729,949
-----------------------------------------------------------------------
                                                            31,803,287
-----------------------------------------------------------------------
Total Information Technology                                49,244,352
=======================================================================

                                          SHARES              VALUE
=======================================================================
INDUSTRIALS: 11.34%
Commercial Services: 2.34%
S1 Corp.                                  239,115           $5,571,217
Construction: 2.04%
Tae Young Corp.                           139,630            4,868,053
Electrical Products: 2.75%
Korea Electric Terminal Co., Ltd.         137,720            2,447,575
Kumho Electric Inc.                       107,610            4,113,154
-----------------------------------------------------------------------
                                                             6,560,729
-----------------------------------------------------------------------
Manufacturing Industries: 4.21%
Daewoong Pharmaceutical
 Co., Ltd. **                             138,000            2,464,286
LG Chem, Ltd.                              44,000            2,151,360
LG Life Sciences, Ltd. **                  73,460            2,311,241
Power Logics Co., Ltd. **                 142,810            3,120,933
-----------------------------------------------------------------------
                                                            10,047,820
-----------------------------------------------------------------------
Total Industrials                                           27,047,819
=======================================================================

TELECOMMUNICATION SERVICES: 10.99%
Diversified Telecommunication
Services: 3.41%
KT Corp.                                   59,720            2,209,031
KT Corp. ADR                              311,500            5,924,730
-----------------------------------------------------------------------
                                                             8,133,761
-----------------------------------------------------------------------
Wireless Telecommunication
Services: 7.58%
KT Freetel                                140,801            2,418,521
SK Telecom Co., Ltd.                       54,595           11,048,988
SK Telecom Co., Ltd.  ADR                 184,300            4,609,343
-----------------------------------------------------------------------
                                                            18,076,852
-----------------------------------------------------------------------
Total Telecommunication Services                            26,210,613
=======================================================================

CONSUMER DISCRETIONARY: 10.90%
Automobiles: 5.42%
Hyundai Motor Co., Ltd.                   176,361            7,498,342
Hyundai Motor Co., Ltd., Pfd.             263,720            5,438,104
-----------------------------------------------------------------------
                                                            12,936,446
-----------------------------------------------------------------------
Department Stores: 0.75%
Taegu Department Store Co., Ltd.          269,300            1,790,753
-----------------------------------------------------------------------

18     MATTHEWS ASIAN FUNDS

F E B R U A R Y   2 9 ,    2 0 0 4

                                          SHARES              VALUE
=======================================================================
Internet & Catalog Retail: 2.90%
Internet Auction Co., Ltd. **              84,197           $5,154,918
LG Home Shopping, Inc.                     46,483            1,774,734
-----------------------------------------------------------------------
                                                             6,929,652
-----------------------------------------------------------------------
Retail: 1.83%
Hyundai Department Store Co., Ltd.        150,610            4,354,371
-----------------------------------------------------------------------
Total Consumer Discretionary                                26,011,222
=======================================================================

CONSUMER STAPLES: 10.80%
Beverages: 2.86%
Hite Brewery Co., Ltd.                     88,951            6,807,474
-----------------------------------------------------------------------
Consumer Products: 3.45%
Amorepacific Corp.                         43,000            6,215,986
Handsome Co., Ltd.                        211,379            2,022,120
-----------------------------------------------------------------------
                                                             8,238,106
-----------------------------------------------------------------------
Food Products: 4.49%
Nong Shim Co., Ltd.                        38,500            6,547,619
ORION Corp.                                36,470            2,031,280
Pulmuone Co., Ltd.                         50,950            2,135,914
-----------------------------------------------------------------------
                                                            10,714,813
-----------------------------------------------------------------------
Total Consumer Staples                                      25,760,393
=======================================================================

BUSINESS SERVICES: 4.83%
Advertising: 0.23%
LG Ad, Inc.                                33,110              546,202
-----------------------------------------------------------------------
Media: 4.60%
Cheil Communications, Inc.                 34,090            5,217,857
CJ Entertainment, Inc.                    353,357            5,769,094
-----------------------------------------------------------------------
                                                            10,986,951
-----------------------------------------------------------------------
Total Business Services                                     11,533,153
=======================================================================

HEALTH CARE: 4.17%
Pharmaceuticals: 4.17%
Hanmi Pharm Co., Ltd.                     175,250            4,984,790
Yuhan Corp.                                82,205            4,963,078
-----------------------------------------------------------------------
Total Health Care                                            9,947,868
=======================================================================

UTILITIES: 1.02%
Korea Electric Power (KEPCO) Corp.        138,610            2,439,819
=======================================================================

TOTAL EQUITIES: SOUTH KOREA                               $233,146,742
(Cost $163,876,256)
=======================================================================
INTERNATIONAL DOLLAR BONDS:
SOUTH KOREA: 0.66%*

                                      FACE AMOUNT                VALUE
=======================================================================
TELECOMMUNICATION
SERVICES: 0.56%
Korea Telecom Corp., Cnv
   0.250%, 01/04/07                      $925,000             $945,812
Korea Telecom Corp., Cnv
   0.250%, 01/04/07 ***                   375,000              383,438
-----------------------------------------------------------------------
Total Telecommunication Services                             1,329,250
=======================================================================

FINANCIALS: 0.10%
Insurance: 0.10%
Korea Deposit Insurance Corp., Cnv.
   2.250%, 10/11/05                       200,000              250,750
=======================================================================

TOTAL INTERNATIONAL DOLLAR
BONDS: SOUTH KOREA                                           1,580,000
(Cost $1,610,593)
-----------------------------------------------------------------------

TOTAL INVESTMENTS: 98.38%                                  234,726,742
(Cost $165,486,849****)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 1.62%                                      3,870,982
-----------------------------------------------------------------------
NET ASSETS: 100.00%                                       $238,597,724
=======================================================================

*	As a percentage of net assets as of February 29, 2004.
**	Non-income producing security.
***	Security exempt from registration under rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified, institutional buyers. At February 29, 2004, the value of this security amounted to $383,438 or 0.16% of net assets.
****	Cost for Federal income tax purposes is $165,486,849 and net unrealized appreciation consists of:
      Gross unrealized appreciation........$75,651,976
      Gross unrealized depreciation........ (6,412,083)
                                           -----------
      Net unrealized appreciation..........$69,239,893
                                           ===========

ADR    American Depositary Receipt

Cnv.    Convertible

Pfd.    Preferred

See accompanying notes to financial statements.

800.789.ASIA [2742]     www.matthewsfunds.com    19

M A T T H E W S   C H I N A    F U N D

CO-PORTFOLIO MANAGERS	SYMBOL: MCHFX

G. Paul Matthews
Mark W. Headley
Richard H. Gao

The Matthews China Fund is an all-capitalization equity fund that invests in a diversified portfolio of Chinese securities.

PORTFOLIO MANAGER COMMENTARY

For the six months ended February 29, 2004, the Matthews China Fund gained 35.25%, while its benchmark MSCI China Free Index was up 43.06% during the same period.

During the six-month period, China-related stocks staged a strong rally, thanks to a continued positive economic outlook, improving corporate earnings and investors’ growing enthusiasm over China. The Fund’s holdings in the consumer discretionary, industrial, financial and utilities sectors were the primary contributors to performance. The Fund’s relative underweight position in the petrochemical sector, which accounted for approximately 25% of the MSCI China Free Index, and its limited exposure to commodity-related stocks were the main reasons behind its underperformance compared with the benchmark.

China recorded strong economic growth of 9.1% for the calendar year 2003 and had an especially impressive fourth quarter, with growth registering 9.9%. Domestic consumption growth has been contributing more to China’s economy as its per-capita GDP recently reached a crucial $1,000, triggering increased demand for various consumer products ranging from home-improvement products to cell phones to cars.

Banking sector reform was another area of development during the period. To help clean up the longstanding bad-debt problem of its state banks, the government recently injected $45 billion of its foreign exchange reserves into two of the country’s largest banks. This capital injection greatly improved the balance sheets of the two banks and cleared the way for their planned listing on the Hong Kong Stock Exchange sometime in 2004. Going forward, China is expected to continue its modest tightening policy that began late last year to combat rising inflationary pressure as a result of surging raw material prices.

The Matthews China Fund remained well diversified across sectors. By the end of February 2004, the Fund was invested in 52 companies across 10 different sectors. Over the period, we shifted more positions into Hong Kong-based China plays from the high-flying Chinese H shares. We also increased our B-share holdings from 3% to 6%. In sector allocations, we increased the Fund’s consumer discretionary position, leaving the remaining sector weightings largely the same.

20      MATTHEWS ASIAN FUNDS

F E B R U A R Y   2 9,    2 0 0 4

FUND HIGHLIGHTS	Inception: 2/19/98

----------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS AS OF FEBRUARY 29, 2004*
----------------------------------------------------------------------------------------------------------------
                                                                                                       SINCE
                                                      6 MTHS       1 YR       3 YRS       5 YRS      INCEPTION
----------------------------------------------------------------------------------------------------------------
Matthews China Fund                                   35.25%      73.61%      20.93%      27.70%       9.72%

MSCI China Free Index(1)                              43.06%      93.75%       7.19%       5.50%      -8.76%

Lipper China Region Funds Average(2)                  30.84%      71.49%       9.97%      17.45%       6.83%+
----------------------------------------------------------------------------------------------------------------
  +From 2/28/98

----------------------------------------------------------------------------------------------------------------
MATTHEWS CHINA FUND AVERAGE ANNUAL RETURNS AS OF*:
----------------------------------------------------------------------------------------------------------------
                                                                                                    SINCE
                                                       1 YR          3 YRS          5 YRS         INCEPTION
----------------------------------------------------------------------------------------------------------------
December 31, 2003                                     65.00%         22.65%         20.43%           8.23%

March 31, 2004                                        67.96%         17.42%         23.72%           8.46%
----------------------------------------------------------------------------------------------------------------
  *Assumes reinvestment of all dividends. Past performance is not indicative of future results.
   Unusually high returns may not be sustainable.

---------------------------------------------------------------
                     OPERATING EXPENSES(3)
---------------------------------------------------------------
For six months ended 02/29/04, annualized **           1.49%

For Fiscal Year 2003 (ended 8/31/03)***                1.79%
---------------------------------------------------------------

---------------------------------------------------------------
                     PORTFOLIO TURNOVER(4)
---------------------------------------------------------------
For six months ended 02/29/04, annualized**            2.48%

For Fiscal Year 2003 (ended 8/31/03)***               19.34%
---------------------------------------------------------------
**Unaudited       ***Audited

-------------------------------------------
             CHINA EXPOSURE(5)
-------------------------------------------
Hong Kong                              33%

China                                  64%

    H Shares                    32%

    Red Chips                   26%

    B Shares                     6%

Cash                                    3%
-------------------------------------------

-------------------------------------------
             SECTOR ALLOCATION
-------------------------------------------
Consumer Discretionary                 27%

Industrials                            23%

Financials                             13%

Energy                                 10%

Telecommunications Services             9%

Utilities                               7%

Information Technology                  5%

Health Care                             3%

Cash                                    3%
-------------------------------------------

-------------------------------------------
            MARKET CAP EXPOSURE
-------------------------------------------
Large cap (over $5 billion)            31%

Mid cap ($1-$5 billion)                48%

Small cap (under $1 billion)           18%

Cash                                    3%
-------------------------------------------

---------------------------------------------------------------------------------------
         NAV              ASSETS              REDEMPTION FEE        12b-1 FEES
---------------------------------------------------------------------------------------
       $15.53        $464.3 million        2.00% within 90 days        None
---------------------------------------------------------------------------------------
All data is as of February 29, 2004, unless otherwise noted.
[1]	The MSCI China Free Index is an unmanaged capitalization-weighted index of Chinese equities that includes Red Chips and H shares listed on the Hong Kong exchange, and B shares listed on the Shanghai and Shenzhen exchanges.
[2]	As of 2/29/04, the Lipper China Region Funds Average consisted of 22 funds for the six-month, one-year and three-year periods; 20 funds for the five-year period; and 16 funds since 2/28/98. Lipper, Inc. fund performance does not reflect sales charges and is based on total return, including reinvestment of dividends and capital gains for the stated periods.
[3]	Includes management fee, shareholder services fees and other expenses. Matthews Asian Funds do not charge 12b-1 fees.
[4]	The lesser of fiscal year-to-date purchase costs or sales proceeds divided by the average monthly market value of long-term securities.
[5]	H shares are Mainland Chinese companies listed on the Hong Kong stock exchange; companies are incorporated in mainland China and approved by the China Securities Regulatory Commission for a listing in Hong Kong. Red Chips are Mainland Chinese companies listed on the Hong Kong stock exchange; companies are incorporated in Hong Kong. B Shares are Mainland Chinese stocks listed on the Shanghai and Shenzhen stock exchanges, available to Chinese and foreign investors.

800.789.ASIA [2742]    www.matthewsfunds.com      21

M A T T H E W S   C H I N A    F U N D

SCHEDULE OF INVESTMENTS (Unaudited)

EQUITIES: CHINA/HONG KONG: 97.33%*

                                                      SHARES        VALUE
============================================================================

CONSUMER DISCRETIONARY: 26.81%

Apparel & Textiles: 4.39%
Lerado Group Holding Co., Ltd.                      24,089,000    $4,920,638
Texwinca Holdings, Ltd.                              6,352,000     4,610,675
Weiqiao Textile Co.,
 Ltd. H Shares **                                    6,176,000    10,790,753
----------------------------------------------------------------------------
                                                                  20,322,066
----------------------------------------------------------------------------
Automobiles & Components: 4.01%

Denway Motors, Ltd.                                 14,514,600    16,782,363
Great Wall Automobile Holdings
 Co., Ltd. H Shares **                                 959,000     1,848,057
----------------------------------------------------------------------------
                                                                  18,630,420
----------------------------------------------------------------------------
Consumer Durables: 2.61%

TCL International Holdings, Ltd.                    26,584,000    12,124,232
----------------------------------------------------------------------------
Distributors: 3.19%

Li & Fung, Ltd.                                      7,592,000    14,825,363
----------------------------------------------------------------------------
Hotels, Restaurants & Leisure: 5.46%

Cafe De Coral Holdings, Ltd.                         5,440,100     5,276,663
Shangri-La Asia, Ltd.                               10,033,600     9,409,904
Tsingtao Brewery Co., Ltd.
 H Shares                                            8,751,000    10,680,383
----------------------------------------------------------------------------
                                                                  25,366,950
----------------------------------------------------------------------------
Media: 4.14%

Clear Media, Ltd. **                                 7,509,000     6,752,828
Television Broadcasts, Ltd.                          2,556,000    12,478,144
----------------------------------------------------------------------------
                                                                  19,230,972
----------------------------------------------------------------------------
Retail: 2.37%

Giordano International, Ltd.                        10,188,000     6,184,382
Moulin International
 Holdings, Ltd.                                      6,466,000     4,818,027
----------------------------------------------------------------------------
                                                                  11,002,409
----------------------------------------------------------------------------
Travel & Recreation: 0.64%

China Travel International
 Investment Hong Kong, Ltd.                         14,712,000     2,967,406
----------------------------------------------------------------------------
Total Consumer Discretionary                                     124,469,818
============================================================================

INDUSTRIALS: 23.38%

Airlines: 3.46%
Beijing Capital International
 Airport Co., Ltd. H Shares                         19,230,000     7,226,212
China Southern Airlines Co.,
 Ltd. H Shares **                                   15,592,000     8,863,814
----------------------------------------------------------------------------
                                                                  16,090,026
----------------------------------------------------------------------------

                                                      SHARES        VALUE
============================================================================
Industrial Conglomerates: 13.54%

Beijing Enterprises Holdings,
 Ltd.                                                1,016,000    $1,311,793
BYD Co., Ltd. H Shares                               4,492,500    14,890,639
Cheung Kong Infrastructure
 Holdings, Ltd.                                      6,583,500    16,788,925
China Merchants Holdings
 International Co., Ltd.                             7,713,000    11,246,690
Cosco Pacific Ltd.                                   7,370,000    11,219,962
Shanghai Industrial
 Holdings, Ltd.                                      2,825,000     7,421,938
----------------------------------------------------------------------------
                                                                  62,879,947
----------------------------------------------------------------------------
Machinery: 1.75%

Shanghai Zhenhua Port Machinery Co.,
 Ltd. B Shares                                       4,609,078     8,111,977
----------------------------------------------------------------------------
Transportation: 4.63%
GZI Transport, Ltd.                                 14,156,000     4,546,593
Sinotrans, Ltd. H Shares                            12,316,000     5,458,764
Zhejiang Expressway Co.,
 Ltd. H Shares                                      14,204,000    11,496,265
----------------------------------------------------------------------------
                                                                  21,501,622
----------------------------------------------------------------------------
Total Industrials                                                108,583,572
============================================================================

FINANCIALS: 13.03%

Banks: 3.37%

BOC Hong Kong Holdings, Ltd.                         7,665,500    15,658,248
----------------------------------------------------------------------------
Diversified Financials: 3.45%

Swire Pacific, Ltd. A Shares                         2,289,500    16,030,338
----------------------------------------------------------------------------
Insurance: 3.57%

China Insurance International
 Holdings Co., Ltd.                                  8,104,000     4,867,283
China Life Insurance Co.,
 Ltd. H Shares**                                     2,988,760     2,131,030
PICC Property and Casualty Co.,
 Ltd. H Shares **                                   21,878,000     9,556,351
----------------------------------------------------------------------------
                                                                  16,554,664
----------------------------------------------------------------------------
Real Estate: 2.64%

China Vanke Co., Ltd. B Shares                      14,164,072    12,264,605
----------------------------------------------------------------------------
Total Financials                                                  60,507,855
============================================================================

22      MATTHEWS ASIAN FUNDS

F E B R U A R Y   2 9,    2 0 0 4

                                                      SHARES        VALUE
============================================================================
ENERGY: 10.00%

Oil & Gas: 10.00%

China Oilfield Services,
 Ltd. H Shares                                      18,018,000    $5,960,591
CNOOC, Ltd.                                          4,285,000     8,670,356
Hong Kong and China
 Gas Co., Ltd.                                       8,305,400    14,351,205
PetroChina Co., Ltd. H Shares                       15,114,000     8,106,650
Sinopec Zhenhai Refining &
 Chemical Co., Ltd.                                  8,512,000     9,349,820
----------------------------------------------------------------------------
Total Energy                                                      46,438,622
============================================================================

TELECOMMUNICATION
SERVICES: 8.94%

Communication Equipment: 1.66%

Comba Telecom Systems
 Holdings, Ltd.**                                   12,478,000     7,734,778
----------------------------------------------------------------------------
Telecommunications: 1.48%

China Telecom Corp., Ltd.
 H Shares                                           17,724,000     6,887,992
----------------------------------------------------------------------------
Wireless Telecommunication
Services: 5.80%

China Mobile HK, Ltd.                                4,414,583    15,624,885
China Mobile HK, Ltd. ADR                               50,500       890,315
China Unicom, Ltd.                                   7,930,000    10,187,761
China Unicom, Ltd. ADR                                  16,200       206,874
----------------------------------------------------------------------------
                                                                  26,909,835
----------------------------------------------------------------------------
Total Telecommunication Services                                  41,532,605
============================================================================

UTILITIES: 7.14%

Beijing Datang Power Generation,
 Co., Ltd. H Shares                                 16,288,000    13,810,749
Guangdong Electric Power
 Development Co., Ltd. B Shares                      7,515,926     6,411,448
Huaneng Power International,
 Inc. ADR                                               39,400     2,950,272
Huaneng Power International,
 Inc. H Shares                                       5,264,000     9,975,012
----------------------------------------------------------------------------
Total Utilities                                                   33,147,481
============================================================================

                                                      SHARES        VALUE
============================================================================
INFORMATION TECHNOLOGY: 5.35%

Computer Software: 2.03%

Sina Corp. **                                           47,000    $2,076,507
Travelsky Technology, Ltd.
 H Shares                                            6,903,000     7,360,741
----------------------------------------------------------------------------
                                                                   9,437,248
----------------------------------------------------------------------------
Computers & Peripherals: 3.32%

Legend Group, Ltd.                                  25,796,000    10,853,485
TPV Technology, Ltd.                                 7,476,000     4,538,127
----------------------------------------------------------------------------
                                                                  15,391,612
----------------------------------------------------------------------------
Total Information Technology                                      24,828,860
============================================================================

HEALTH CARE: 2.68%

Biotechnology: 1.08%

Global Bio-chem Technology
 Group Co., Ltd.                                     6,530,000     4,991,553
----------------------------------------------------------------------------
Pharmaceuticals: 1.60%

China Pharmaceutical
 Group, Ltd.                                        19,974,000     7,441,639
----------------------------------------------------------------------------
Total Health Care                                                 12,433,192
============================================================================

TOTAL INVESTMENTS: 97.33%                                        451,942,005
(Cost $363,251,937***)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 2.67%                                           12,382,690
----------------------------------------------------------------------------
NET ASSETS: 100.00%                                             $464,324,695
============================================================================

*	As a percentage of net assets as of February 29, 2004.
**	Non-income producing security.
***	Cost for Federal income tax purposes is $363,251,937 and net unrealized appreciation consists of:
  Gross unrealized appreciation.........$90,819,484
  Gross unrealized depreciation.........(2,129,416)
                                        -----------
  Net unrealized appreciation...........$88,690,068
                                        ===========

ADR	American Depositary Receipt

See accompanying notes to financial statements.

800.789.ASIA [2742]    www.matthewsfunds.com      23

M A T T H E W S   J A P A N    F U N D

PORTFOLIO MANAGER	SYMBOL: MJFOX

Mark W. Headley

The Matthews Japan Fund is an all-capitalization core equity fund with diversified exposure across a wide range of corporate Japan.

PORTFOLIO MANAGER COMMENTARY

The Matthews Japan Fund gained 22.31% over the six months ended February 29, 2004, outperforming its benchmarks, the MSCI Developed Markets Japan and TOPIX indices, which gained 16.59% and 15.76%, respectively, over the same period.

The Fund’s positions in the financial, consumer discretionary and information technology sectors were the main contributors to the strong performance. Banks, brokerages and domestic-related companies moved higher during the period as the country posted a strong GDP figure and deflation appeared to be coming to an end. Select technology stocks in the Fund also performed well. The Fund continued to benefit from its underweight position in export-oriented stocks, which generally underperformed during the period due to the volatile yen.

Despite the recent move higher, we believe that the Japanese stock market remains reasonably valued versus global markets and that expectations remain low. Japan continues to show signs of improving corporate profits, employment trends and stabilizing prices. However, many global investors remain understandably skeptical of the recovery in Japan, given its history of false recoveries. In the past five years, foreign investors have purchased as much as $7 billion worth of Japanese equities in a single week on increased optimism, but have had to sell as the economic recovery proved to be unsustainable.

The Fund has slightly increased its exposure to the consumer discretionary and consumer staples sectors. Overall, the Fund continues to maintain its largest sector weightings in the financial, technology and consumption-oriented sectors. While banks stocks have appreciated considerably in the past few months, they remain one of the biggest beneficiaries of a reflationary environment in Japan.

24      MATTHEWS ASIAN FUNDS

F E B R U A R Y   2 9,    2 0 0 4

FUND HIGHLIGHTS	Inception: 12/31/98
----------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS AS OF FEBRUARY 29, 2004*
----------------------------------------------------------------------------------------------------------------
                                                                                                       SINCE
                                                      6 MTHS       1 YR       3 YRS       5 YRS      INCEPTION
----------------------------------------------------------------------------------------------------------------
Matthews Japan Fund                                   22.31%      68.18%       2.33%       6.29%       8.65%

MSCI Developed Markets Japan Index(1)                 16.59%      43.20%      -2.36%       0.76%       0.43%

TOPIX Index(2)                                        15.76%      44.43%      -1.25%       1.90%       1.73%

Lipper Japanese Funds Average(3)                      14.59%      42.83%      -3.20%       2.04%       2.02%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
MATTHEWS JAPAN FUND AVERAGE ANNUAL RETURNS AS OF*:
----------------------------------------------------------------------------------------------------------------
                                                                                                   SINCE
                                                       1 YR          3 YRS           5 YRS       INCEPTION
----------------------------------------------------------------------------------------------------------------
December 31, 2003                                     59.54%         -0.70%          8.76%          8.76%

March 31, 2004                                       103.26%          8.00%          5.05%         11.81%
----------------------------------------------------------------------------------------------------------------

  *Assumes reinvestment of all dividends. Past performance is not indicative of future results. Unusually high returns may not be sustainable.

---------------------------------------------------------------
                   OPERATING EXPENSES(4)
---------------------------------------------------------------
For six months ended 02/29/04, annualized **           1.48%

For Fiscal Year 2003 (ended 8/31/03)***                2.00%
---------------------------------------------------------------

---------------------------------------------------------------
                     PORTFOLIO TURNOVER(5)
---------------------------------------------------------------
For six months ended 02/29/04, annualized**           33.50%

For Fiscal Year 2003 (ended 8/31/03)***               77.30%
---------------------------------------------------------------
**Unaudited       ***Audited

-------------------------------------------
             COUNTRY ALLOCATION
-------------------------------------------
Japan                                  97%

Cash                                    3%
-------------------------------------------

-------------------------------------------
               SECTOR ALLOCATION
-------------------------------------------
Consumer Discretionary                 30%

Financials                             23%

Manufacturing                          18%

Information Technology                 13%

Telecommunications Services             7%

Consumer Staples                        6%

Cash                                    3%
-------------------------------------------

-------------------------------------------
             MARKET CAP EXPOSURE
-------------------------------------------
Large cap (over $5 billion)            45%

Mid cap ($1-$5 billion)                29%

Small cap (under $1 billion)           23%

Cash                                    3%
-------------------------------------------

---------------------------------------------------------------------------------------
         NAV            ASSETS              REDEMPTION FEE         12b-1 FEES
---------------------------------------------------------------------------------------
       $13.32       $69.7 million        2.00% within 90 days         None
---------------------------------------------------------------------------------------
All data is as of February 29, 2004, unless otherwise noted.
[1]	The MSCI Developed Markets Japan Index is an unmanaged capitalization-weighted index of Japanese equities listed in Japan.
[2]	The Tokyo Price Index (TOPIX) is a capitalization-weighted index of all companies listed on the First Section of the Tokyo Stock Exchange.
[3]	As of 2/29/04, the Lipper Japanese Funds Average consisted of 49 funds for the six-month and one-year periods, 43 funds for the three-year period, 33 funds for the five-year period, and 33 funds since 12/31/98. Lipper, Inc. fund performance does not reflect sales charges and is based on total return, including reinvestment of dividends and capital gains for the stated periods.
[4]	Includes management fee, shareholder services fees and other expenses. Matthews Asian Funds do not charge 12b-1 fees.
[5]	The lesser of fiscal year-to-date purchase costs or sales proceeds divided by the average monthly market value of long-term securities.

800.789.ASIA [2742]    www.matthewsfunds.com      25

M A T T H E W S   J A P A N    F U N D

SCHEDULE OF INVESTMENTS (Unaudited)

EQUITIES: 97.25%*

                                                       SHARES       VALUE
============================================================================
CONSUMER DISCRETIONARY: 29.87%

Apparel & Textiles: 2.84%

Shiseido Co., Ltd.                                     166,000    $1,969,028
----------------------------------------------------------------------------
Automobiles: 6.71%

Gulliver International Co., Ltd.                        30,200     2,429,599
Honda Motor Co., Ltd. ADR                              103,000     2,246,430
----------------------------------------------------------------------------
                                                                   4,676,029
----------------------------------------------------------------------------
Bicycle Manufacturing: 3.67%

Shimano, Inc.                                          116,000     2,558,667
----------------------------------------------------------------------------
Commercial Services: 0.77%

Heian Ceremony Service Co., Ltd.                        71,000       539,356
----------------------------------------------------------------------------
Household Durables: 6.80%

Makita Corp.                                           164,000     1,948,307
Nintendo Co., Ltd.                                      29,015     2,788,372
----------------------------------------------------------------------------
                                                                   4,736,679
----------------------------------------------------------------------------
Media: 3.88%

Fuji Television Network, Inc.                              533     2,336,692
Usen Corp. **                                            1,700       368,287
----------------------------------------------------------------------------
                                                                   2,704,979
----------------------------------------------------------------------------
Photography: 2.11%

Fuji Photo Film Co., Ltd.                               47,000     1,466,868
----------------------------------------------------------------------------
Retail: 3.09%

Belluna Co., Ltd.                                           24           861
Belluna Co., Ltd. Warrants **                              622            --
Kyoto Kimono Yuzen Co., Ltd.                               226       523,320
Paris Miki, Inc.                                        79,000     1,630,469
----------------------------------------------------------------------------
                                                                   2,154,650
----------------------------------------------------------------------------
Total Consumer Discretionary                                      20,806,256
============================================================================

                                                       SHARES       VALUE
============================================================================

FINANCIALS: 22.90%

Banks: 10.35%

Mizuho Financial Group, Inc. **                            924    $2,782,317
The Joyo Bank, Ltd.                                    548,000     1,775,508
The Sumitomo Trust and
 Banking Co., Ltd.                                     492,000     2,647,776
----------------------------------------------------------------------------
                                                                   7,205,601
----------------------------------------------------------------------------
Diversified Financials: 5.33%

Monex, Inc. **                                           3,281     1,618,579
Nomura Holdings, Inc.                                  132,000     2,096,101
----------------------------------------------------------------------------
                                                                   3,714,680
----------------------------------------------------------------------------
Insurance: 3.45%

Taiyo Life Insurance Co. **                              1,411     2,402,032
----------------------------------------------------------------------------
Real Estate: 3.77%

Japan Real Estate Investment Corp.
 REIT                                                       77       501,775
Japan Retail Fund Investment Corp.
 REIT                                                      338     2,122,167
----------------------------------------------------------------------------
                                                                   2,623,942
----------------------------------------------------------------------------
Total Financials                                                  15,946,255
============================================================================

MANUFACTURING: 18.45%

Agricultural: 3.51%

Hokuto Corp.                                           171,780     2,443,219
----------------------------------------------------------------------------
Electronics: 8.70%

Matsushita Electric Industrial
 Co., Ltd                                              180,000     2,624,382
Murata Manufacturing Co., Ltd.                          31,700     1,761,111
Sharp Corp.                                            101,000     1,675,014
----------------------------------------------------------------------------
                                                                   6,060,507
----------------------------------------------------------------------------
Industrial Equipment: 1.97%

Yushin Precision Equipment
 Co., Ltd.                                              56,950     1,370,845
----------------------------------------------------------------------------
Medical Equipment & Supplies: 2.28%

Nakanishi, Inc.                                         31,000     1,588,871
----------------------------------------------------------------------------
Printing: 1.99%

Toppan Forms Co., Ltd.                                 121,700     1,386,752
----------------------------------------------------------------------------
Total Manufacturing                                               12,850,194
============================================================================

26      MATTHEWS ASIAN FUNDS

F E B R U A R Y   2 9,    2 0 0 4

                                                       SHARES       VALUE
============================================================================
INFORMATION TECHNOLOGY: 12.58%

Electronic Equipment & Instruments: 7.78%

Disco Corp.                                             31,700    $1,534,807
Niws Co., Ltd.                                             799     1,872,085
Secom Co., Ltd.                                         52,000     2,008,420
----------------------------------------------------------------------------
                                                                   5,415,312
----------------------------------------------------------------------------
Semiconductor Equipment: 2.21%

Macnica, Inc.                                           53,100     1,540,609
----------------------------------------------------------------------------
Software: 2.59%

Access Co., Ltd. **                                         25     1,805,327
----------------------------------------------------------------------------
Total Information Technology                                       8,761,248
============================================================================

TELECOMMUNICATION
SERVICES: 7.13%

Diversified Telecommunication
Services: 7.13%

Nippon Telegraph & Telephone
 Corp. ADR                                             104,025     2,421,702
NTT DoCoMo, Inc.                                         1,225     2,545,076
----------------------------------------------------------------------------
Total Telecommunication Services                                   4,966,778
============================================================================

                                                       SHARES       VALUE
============================================================================
CONSUMER STAPLES: 6.32%

Beverages: 2.80%

ITO EN, Ltd.                                            49,300    $1,949,259
----------------------------------------------------------------------------
Food: 3.52%

Nissin Healthcare Food
 Service Co., Ltd.                                     116,600     2,454,512
----------------------------------------------------------------------------
Total Consumer Staples                                             4,403,771
============================================================================

TOTAL INVESTMENTS: 97.25%                                         67,734,502
(Cost $59,606,611***)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 2.75%                                            1,917,452
----------------------------------------------------------------------------
NET ASSETS: 100.00%                                              $69,651,954
============================================================================

*	As a percentage of net assets as of February 29, 2004.
**	Non-income producing security.
***	Cost for Federal income tax purposes is $59,606,611 and net unrealized appreciation consists of:
  Gross unrealized appreciation.........$9,063,372
  Gross unrealized depreciation......... (935,481)
                                        ----------
  Net unrealized appreciation...........$8,127,891
                                        ==========

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

800.789.ASIA [2742]    www.matthewsfunds.com      27

M A T T H E W S   A S I A N    T E C H N O L O G Y   F U N D

CO-PORTFOLIO MANAGERS	SYMBOL: MATFX

G. Paul Matthews
Mark W. Headley

The Matthews Asian Technology Fund invests in companies located in Asia that derive a substantial portion of their revenue from technology-related industries and services.

PORTFOLIO MANAGER COMMENTARY

For the six-month period ended February 29, 2004, the Matthews Asian Technology Fund gained 18.91%, outperforming its benchmark MSCI/Matthews Asian Technology Index, which gained 9.69% over the same period.

The Asian technology sector’s strong showing during the period was due to the strong performance of wireless telecommunications and software and the substantial growth of digital products such as digital cameras, LCD panels and handsets. Demand for LCD panels is still outpacing supply by a small margin, and the expectations of strong LCD TV sales are prompting LCD panel makers to increase capacity.

The utilization rate among Asian original design manufacturers (ODMs) and foundries remained high, indicating solid order flows ahead from European and U.S. markets. Although growth is slowing a bit, this does not change the fundamental shift in the consumer electronics industry of consumers moving from analog to new digital products. We expect that this transition will continue until most home appliances and gadgets are fully digitized.

Japan was the biggest contributor to Fund performance for the six-month period. Japan’s recovery has been one of the most-discussed topics in the Asian technology sector. After years of falling sales and declining profitability, Japanese companies made a strong comeback on the back of strong demand for high-end components and sophisticated raw materials. While Korean and Taiwanese companies have caught up with Japanese companies on general manufacturing technologies, Japan still leads in the production of high-end semiconductors and manufacturing of high-end components and raw materials.

We are seeing more integration within the Asian region. Increasing numbers of Korean, Japanese and Chinese companies are setting up joint ventures and partnerships to co-develop key technologies and to consolidate their manufacturing bases. We believe that more integration is on the way and that this trend should drive the Asian technology sector to become more competitive in the global market.

We remain positive on the long-term growth prospects of the Asian technology sector as Asian technology companies continue to increase their global market share. However, we are cautious in the short term given the strong earnings expectations and the declining margins in some industries. The growth in China and the rate of recovery in the United States and Japan will be key factors behind the sustainable profitability of Asian technology companies.

28      MATTHEWS ASIAN FUNDS

F E B R U A R Y   2 9,    2 0 0 4

FUND HIGHLIGHTS	Inception: 12/27/99
---------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS AS OF FEBRUARY 29, 2004*
---------------------------------------------------------------------------------------------------
                                                                                           SINCE
                                                      6 MTHS       1 YR       3 YRS      INCEPTION
---------------------------------------------------------------------------------------------------
Matthews Asian Technology Fund                        18.91%      85.26%       4.41%      -13.74%

MSCI/Matthews Asian Technology Index(1)                9.69%      52.37%      -2.72%      -19.18%

Lipper Science and Technology Funds Average(2)        13.33%      61.10%     -10.13%      -20.06%+
---------------------------------------------------------------------------------------------------
  +From 12/31/99

-----------------------------------------------------------------------------------------------
MATTHEWS ASIAN TECHNOLOGY FUND AVERAGE ANNUAL RETURNS AS OF*:
-----------------------------------------------------------------------------------------------
                                                                                 SINCE
                                                       1 YR       3 YRS        INCEPTION
-----------------------------------------------------------------------------------------------
December 31, 2003                                     64.95%       5.41%       -15.45%

March 31, 2004                                        96.02%       9.08%       -12.92%
-----------------------------------------------------------------------------------------------
  *Assumes reinvestment of all dividends. Past performance is not indicative of future results.
   Unusually high returns may not be sustainable.

---------------------------------------------------------------
                    OPERATING EXPENSES(3)
---------------------------------------------------------------
For six months ended 02/29/04, annualized **           2.00%

For Fiscal Year 2003 (ended 8/31/03)***                2.00%
---------------------------------------------------------------

---------------------------------------------------------------
                   PORTFOLIO TURNOVER(4)
---------------------------------------------------------------
For six months ended 02/29/04, annualized**           23.89%

For Fiscal Year 2003 (ended 8/31/03)***               72.03%
---------------------------------------------------------------
**Unaudited       ***Audited

-------------------------------------------
             COUNTRY ALLOCATION
-------------------------------------------
Japan                                  29%

South Korea                            25%

China/Hong Kong                        18%

Taiwan                                 11%

Thailand                                5%

Singapore                               4%

India                                   2%

Indonesia                               2%

Cash                                    4%

-------------------------------------------

-------------------------------------------
             SECTOR ALLOCATION
-------------------------------------------
Information Technology                 47%

Telecommunication Services             23%

Manufacturing                          12%

Consumer Discretionary                  9%

Industrials                             5%

Cash                                    4%

-------------------------------------------

-------------------------------------------
            MARKET CAP EXPOSURE
-------------------------------------------
Large cap (over $5 billion)            39%

Mid cap ($1-$5 billion)                28%

Small cap (under $1 billion)           29%

Cash                                    4%
-------------------------------------------

--------------------------------------------------------------------------------
        NAV            ASSETS             REDEMPTION FEE         12b-1 FEES
--------------------------------------------------------------------------------
       $5.11       $37.0 million        2.00% within 90 days        None
--------------------------------------------------------------------------------
All data is as of February 29, 2004, unless otherwise noted.
[1]	The MSCI/Matthews Asian Technology Index is an unmanaged capitalization-weighted index of Asian equities tracking a broad range of technology stocks including semiconductor equipment and products, communications equipment, computers and peripherals, electronic equipment and instruments, office electronics, software, IT consulting and services, Internet software and services, diversified telecommunications services, and wireless telecommunications services.
[2]	As of 2/29/04, the Lipper Science and Technology Funds Average consisted of 321 funds for the six-month period, 318 funds for the one-year period, 270 funds for the three-year period, and 140 funds since 12/31/99. Lipper, Inc. fund performance does not reflect sales charges and is based on total return, including reinvestment of dividends and capital gains for the stated periods.
[3]	Includes management fee, shareholder services fees and other expenses. Matthews Asian Funds do not charge 12b-1 fees.
[4]	The lesser of fiscal year-to-date purchase costs or sales proceeds divided by the average monthly market value of long-term securities.

800.789.ASIA [2742]    www.matthewsfunds.com      29

M A T T H E W S   A S I A N    T E C H N O L O G Y   F U N D

SCHEDULE OF INVESTMENTS (Unaudited)

EQUITIES: 96.29%*

                                                        SHARES      VALUE
============================================================================
JAPAN: 28.69%

Access Co., Ltd. **                                         17    $1,227,622
Arisawa Manufacuring Co., Ltd.                          17,800       610,928
Disco Corp.                                             15,100       731,091
Macnica, Inc.                                           27,100       786,262
Matsushita Electric
 Industrial Co., Ltd.                                   85,000     1,239,292
Nakanishi, Inc.                                         11,000       563,793
Nintendo Co., Ltd.                                      12,685     1,219,042
Niws Co., Ltd.                                             503     1,178,547
NTT DoCoMo, Inc.                                           605     1,256,956
Pentax Corp.                                            52,000       266,996
Sharp Corp.                                             59,000       978,473
Yushin Precision
 Equipment Co., Ltd.                                    22,950       552,430
----------------------------------------------------------------------------
Total Japan                                                       10,611,432
============================================================================

SOUTH KOREA: 24.86%

Daeduck GDS Co., Ltd.                                   62,820       560,893
Intelligent Digital Integrated
 Security Co., Ltd.                                     26,071       282,658
Internet Auction Co., Ltd. **                           20,445     1,251,735
KT Corp.                                                 4,120       152,398
KT Corp. ADR                                            27,600       524,952
Kumho Electric, Inc.                                    19,237       735,299
LG Life Sciences, Ltd. **                               11,100       349,235
NCsoft Corp. **                                         18,453     1,200,386
NHN Corp.                                               12,520       780,371
Power Logics Co., Ltd. **                               20,250       442,538
Samsung Electronics Co., Ltd.                            3,118     1,444,991
SK Telecom Co., Ltd.                                     7,259     1,469,083
----------------------------------------------------------------------------
Total South Korea                                                  9,194,539
============================================================================

                                                        SHARES      VALUE
============================================================================
CHINA/HONG KONG: 18.02%

Asia Satellite Telecommunications
 Holdings, Ltd.                                        416,900      $830,174
ASM Pacific Technology, Ltd.                           189,000       861,977
BYD Co., Ltd. H Shares                                 131,000       434,207
China Mobile HK, Ltd. ADR                               63,000     1,110,690
Comba Telecom Systems
 Holdings, Ltd. **                                   1,248,000       773,602
Legend Group, Ltd.                                   2,327,000       979,069
SINA Corp. **                                            4,700       207,651
TCL International Holdings, Ltd.                     1,686,000       768,938
TPV Technology, Ltd.                                 1,152,000       699,294
----------------------------------------------------------------------------
Total China/Hong Kong                                              6,665,602
============================================================================

TAIWAN: 11.67%

Ambit Microsystems Corp.                               223,900       651,126
Hon Hai Precision
 Industry Co., Ltd.                                    262,968     1,166,819
LITE-ON IT Corp.                                       130,750       454,714
Quanta Computer, Inc.                                  298,100       755,193
Sunplus Technology Co., Ltd.                           331,450       745,278
Taiwan Semiconductor
 Manufacturing Co., Ltd. **                            285,668       543,844
----------------------------------------------------------------------------
Total Taiwan                                                       4,316,974
============================================================================

THAILAND: 4.84%

Advanced Info Service
 Public Co., Ltd.                                      536,400     1,180,926
Shin Satellite Public Co., Ltd.                        746,000       607,585
----------------------------------------------------------------------------
Total Thailand                                                     1,788,511
============================================================================

30      MATTHEWS ASIAN FUNDS

F E B R U A R Y   2 9,    2 0 0 4

                                                        SHARES      VALUE
============================================================================
SINGAPORE: 3.74%

Venture Corp., Ltd.                                    109,600    $1,384,286
----------------------------------------------------------------------------

INDIA: 2.33%

Infosys Technologies, Ltd.                               7,689       862,116
----------------------------------------------------------------------------

INDONESIA: 2.14%

PT Telekomunikasi Indonesia ADR                         46,000       792,120
============================================================================

TOTAL INVESTMENTS: 96.29%                                         35,615,580
(Cost $29,526,076***)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 3.71%                                            1,373,988
----------------------------------------------------------------------------
NET ASSETS: 100.00%                                              $36,989,568
============================================================================

*	As a percentage of net assets as of February 29, 2004.
**	Non-income producing security.
***	Cost for Federal income tax purposes is $29,526,076 and net unrealized appreciation consists of:
  Gross unrealized appreciation.........$6,827,290
  Gross unrealized depreciation......... (737,786)
                                        ----------
  Net unrealized appreciation...........$6,089,504
                                        ==========

ADR	American Depositary Receipt
GDS	Global Depositary Shares

See accompanying notes to financial statements.

800.789.ASIA [2742]    www.matthewsfunds.com      31

M A T T H E W S   A S I A    P A C I F I C   F U N D

PORTFOLIO MANAGERS	SYMBOL: MPACX

This Fund is team-managed.

The Matthews Asia Pacific Fund is an all-capitalization equity fund focusing on the broad range of equity markets in Asia, including Japan.

PORTFOLIO MANAGER COMMENTARY

The Matthews Asia Pacific Fund was launched on October 31, 2003. For the four-month period ended February 29, 2004, the Fund gained 7.70%, versus a gain of 8.74% for its benchmark MSCI All Country Asia Pacific Free Index. The Fund suffered some underperformance due to strong markets in the first days of the portfolio’s existence.

The Fund is now well diversified across the Asia Pacific region and is the most diversified of all the Matthews Asian Funds portfolios. During the four-month period, the Fund saw strong gains from a range of Hong Kong and China-based companies. Companies based in Korea, Thailand and Australia also contributed significantly to the portfolio’s gains. On an industry basis, financials, telecommunications and consumer companies dominated performance. Although Japan was not a significant contributor over this period, more recently Asia’s largest market has been showing signs of strength. The Fund did not receive its license to trade in India until February and has now taken several modest positions in this market.

One of the biggest challenges for the portfolio is determining an appropriate weighting for Japan, which represents approximately 60% of the regional index. While we are generally positive on Japanese companies, we believe that a forward-looking portfolio should not be so dominated by its exposure to this market. We are comfortable with a weighting to Japan of between 30% and 40% of the portfolio, although the weighting could go higher.

Looking forward, we believe that many positive trends are in place across the region, with freer flow of traded goods and capital investment. A massive shift of Japanese manufacturing into China should be positive for both economies over the long run, although in the short term, there are concerns about lost jobs in Japan and China’s ability to digest so much investment rapidly. While political issues are currently dominating headlines, we are more concerned about a global shift to higher interest rates and the accompanying effect on what remains Asia’s most important trading partner, the United States.

32      MATTHEWS ASIAN FUNDS

F E B R U A R Y   2 9,    2 0 0 4

FUND HIGHLIGHTS	Inception: 10/31/03
----------------------------------------------------------------------------------------
TOTAL RETURN AS OF FEBRUARY 29, 2004*
----------------------------------------------------------------------------------------
                                                                             SINCE
                                                                           INCEPTION
----------------------------------------------------------------------------------------
Matthews Asia Pacific Fund                                                   7.70%

MSCI All Country Asia Pacific Free Index(1)                                  8.74%
----------------------------------------------------------------------------------------
  *Past performance is not indicative of future results.

---------------------------------------------------------------
                     OPERATING EXPENSES(2)
---------------------------------------------------------------
Since inception to 02/29/04, annualized **           1.90%
---------------------------------------------------------------

---------------------------------------------------------------
                     PORTFOLIO TURNOVER(3)
---------------------------------------------------------------
Since inception to 02/29/04, annualized**            3.09%
---------------------------------------------------------------
**Unaudited

----------------------------------------------
             COUNTRY ALLOCATION
----------------------------------------------
Japan                                  33%

China/Hong Kong                        23%

South Korea                            16%

Singapore                               8%

Australia                               5%

Thailand                                3%

India                                   3%

Taiwan                                  2%

Indonesia                               2%

United Kingdom(1)                       1%

Cash                                    4%
----------------------------------------------

----------------------------------------------
             SECTOR ALLOCATION
----------------------------------------------

Financials                             29%

Consumer Discretionary                 24%

Information Technology                 13%

Telecommunication Services             11%

Consumer Staples                        7%

Industrials                             4%

Manufacturing                           3%

Energy                                  2%

Health Care                             2%

Utilities                               1%

Cash                                    4%
----------------------------------------------

----------------------------------------------
           MARKET CAP EXPOSURE
----------------------------------------------

Large cap (over $5 billion)            49%

Mid cap ($1-$5 billion)                34%

Small cap (under $1 billion)           13%

Cash                                    4%
----------------------------------------------

-------------------------------------------------------------------------
      NAV            ASSETS            REDEMPTION FEE      12b-1 FEES
-------------------------------------------------------------------------
    $10.77       $39.7 million      2.00% within 90 days      None
-------------------------------------------------------------------------
All data is as of February 29, 2004, unless otherwise noted.
[1]	The MSCI All Country Asia Pacific Free Index is a free float-adjusted market capitalization index measuring the equity market performance in 14 emerging and developed markets of the Asia Pacific region. As of February 29, 2004, 1.30% of the assets in the Matthews Asia Pacific Fund were invested in the United Kingdom, which is not included in the MSCI All Country Asia Pacific Free Index.
[2]	Includes management fee, shareholder services fees and other expenses. Matthews Asian Funds do not charge 12b-1 fees.
[3]	The lesser of fiscal year-to-date purchase costs or sales proceeds divided by the average monthly market value of long-term securities.

800.789.ASIA [2742]    www.matthewsfunds.com      33

M A T T H E W S   A S I A    P A C I F I C   F U N D

SCHEDULE OF INVESTMENTS (Unaudited)

EQUITIES: 96.00%*

                                                        SHARES        VALUE
============================================================================
JAPAN: 33.36%

Access Co., Ltd. **                                          1       $72,213
Fuji Photo Film Co., Ltd.                               23,000       717,829
Fuji Television Network, Inc.                              173       758,439
Gulliver International Co., Ltd.                         6,380       513,273
Honda Motor Co., Ltd.                                    8,700       379,022
Honda Motor Co., Ltd. ADR                                9,200       200,652
ITO EN, Ltd.                                            12,500       494,234
Makita Corp.                                            38,000       451,437
Matsushita Electric
 Industrial Co., Ltd.                                   38,000       554,036
Mizuho Financial Group, Inc. **                            255       767,847
Nintendo Co., Ltd.                                       6,500       624,657
Nippon Telegraph & Telephone Corp.                         102       472,378
Nippon Telegraph & Telephone
 Corp. ADR                                               9,500       221,160
Nissin Healthcare Food
 Service Co., Ltd.                                      36,600       770,456
Niws Co., Ltd.                                             279       653,707
Nomura Holdings, Inc.                                   56,000       889,255
NTT DoCoMo, Inc.                                           359       745,863
NTT DoCoMo, Inc. ADR                                     2,900        60,552
Secom Co., Ltd.                                         21,000       811,093
Sharp Corp.                                             49,000       812,630
Shimano, Inc.                                           30,100       663,930
Taiyo Life Insurance Co. **                                486       827,348
The Sumitomo Trust and
 Banking Co., Ltd.                                     148,000       796,485
----------------------------------------------------------------------------
Total Japan                                                       13,258,496
============================================================================

                                                      SHARES          VALUE
============================================================================
CHINA/HONG KONG: 22.41%

ASM Pacific Technology, Ltd.                            72,500      $330,653
BYD Co., Ltd. H Shares                                 151,000       500,498
China Mobile HK, Ltd.                                   80,500       284,920
China Mobile HK, Ltd. ADR                               12,500       220,375
China Pharmaceutical Group, Ltd.                       860,000       320,407
China Telecom Corp., Ltd.
 H Shares                                              876,000       340,436
CNOOC, Ltd.                                              4,700       191,666
CNOOC, Ltd. ADR                                         62,500       126,464
Cosco Pacific, Ltd.                                    160,000       243,581
Dah Sing Financial Group                                90,600       698,369
Denway Motors, Ltd.                                    286,000       330,685
Giordano International, Ltd.                         1,350,000       819,485
Hong Kong and China
 Gas Co., Ltd.                                         334,000       577,131
Huaneng Power International, Inc.
 H Shares                                               92,000       174,335
Huaneng Power International, Inc.
 ADR                                                     2,000       149,760
Legend Group, Ltd.                                   1,126,000       473,757
PCCW, Ltd. **                                          844,000       666,842
PICC Property and Casualty Co.,
 Ltd. H Shares **                                      912,000       398,363
Sa Sa International Holdings, Ltd.                   1,428,000       495,333
Shangri-La Asia, Ltd.                                  620,000       581,460
Sun Hung Kai Properties, Ltd.                           30,000       294,841
Swire Pacific, Ltd. A Shares                            98,000       686,164
----------------------------------------------------------------------------
Total China/Hong Kong                                              8,905,525
============================================================================

34      MATTHEWS ASIAN FUNDS

F E B R U A R Y   2 9,    2 0 0 4

                                                        SHARES       VALUE
============================================================================
SOUTH KOREA: 15.84%

Amorepacific Corp.                                       2,810      $406,207
Hyundai Motor Co., Ltd.                                 14,690       624,575
Internet Auction Co., Ltd. **                            9,308       569,878
Kookmin Bank **                                          5,020       209,594
Kookmin Bank ADR                                        11,640       483,409
LG Home Shopping, Inc.                                   7,754       296,050
NCsoft Corp. **                                          5,520       359,082
Nong Shim Co., Ltd.                                      2,590       440,476
S1 Corp.                                                 8,600       200,374
Samsung Electronics Co., Ltd.                            1,600       741,497
Samsung Fire & Marine
 Insurance Co., Ltd.                                     6,340       408,111
Shinhan Financial Group Co., Ltd.                       36,340       669,014
SK Telecom Co., Ltd.                                     1,580       319,762
SK Telecom Co., Ltd. ADR                                22,700       567,727
----------------------------------------------------------------------------
Total South Korea                                                  6,295,756
============================================================================

SINGAPORE: 8.39%

DBS Group Holdings, Ltd.                                97,700       843,701
Fraser and Neave, Ltd.                                  91,800       765,787
Great Eastern Holdings, Ltd.                            10,000        73,432
Hongkong Land Holdings, Ltd.                           306,000       581,400
Hyflux, Ltd.                                           295,875       278,103
Venture Corp., Ltd.                                     62,600       790,659
----------------------------------------------------------------------------
Total Singapore                                                    3,333,082
============================================================================

AUSTRALIA: 4.73%

Australia and New Zealand
Banking Group, Ltd.                                     52,075       722,811
AXA Asia Pacific Holdings, Ltd.                        272,254       594,464
BHP Billiton, Ltd.                                      59,625       564,006
----------------------------------------------------------------------------
Total Australia                                                    1,881,281
============================================================================

THAILAND: 3.40%

Advanced Info Service
 Public Co., Ltd.                                      278,900       614,020
Bangkok Bank Public Co., Ltd. **                       291,400       737,956
----------------------------------------------------------------------------
Total Thailand                                                     1,351,976
============================================================================

                                                       SHARES        VALUE
============================================================================
INDIA: 2.58%

Dr. Reddy's Laboratories, Ltd.                          12,600      $320,541
HDFC Bank, Ltd.                                         54,767       453,476
Hero Honda Motors, Ltd.                                 23,000       250,745
----------------------------------------------------------------------------
Total India                                                        1,024,762
============================================================================

TAIWAN: 2.02%

Hon Hai Precision Industry Co., Ltd.                   181,000       803,118
----------------------------------------------------------------------------

INDONESIA: 1.97%

PT Astra International                                 672,000      429,190
PT Ramayana Lestari Sentosa                            822,000      354,855
----------------------------------------------------------------------------
Total Indonesia                                                     784,045
============================================================================

UNITED KINGDOM: 1.30%

HSBC Holdings PLC ADR                                    6,300       515,025
============================================================================

TOTAL INVESTMENTS: 96.00%                                         38,153,066
(Cost $36,629,610***)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 4.00%                                            1,588,165
----------------------------------------------------------------------------

NET ASSETS: 100.00%                                              $39,741,231
============================================================================

*	As a percentage of net assets as of February 29, 2004.
**	Non-income producing security.
***	Cost for Federal income tax purposes is $36,629,610 and net unrealized appreciation consists of:
  Gross unrealized appreciation.........$2,138,317
  Gross unrealized depreciation......... (614,861)
                                        ----------
  Net unrealized appreciation...........$1,523,456
                                        ==========

ADR	American Depositary Receipt

See accompanying notes to financial statements.

800.789.ASIA [2742]    www.matthewsfunds.com      35

S T A T E M E N T S    O F    A S S E T S    A N D    L I A B I L I T I E S

                                                                  Matthews                    Matthews
                                                             Pacific Tiger            Asian Growth and
                                                                      Fund                 Income Fund
Assets:
  Investments at value (A)                                    $628,988,906              $1,013,056,853
  Cash                                                          22,409,076                  38,946,541
  Foreign currency at value (B)                                         --                          38
  Dividends and interest receivable                                698,732                   4,509,960
  Receivable for securities sold                                        --                          --
  Receivable for capital shares sold                             1,222,553                     935,172
  Deferred organization costs (Note 1-F)                                --                          --
  Other assets                                                      40,940                      24,106
---------------------------------------------------------------------------------------------------------------
Total Assets                                                   653,360,207               1,057,472,670
---------------------------------------------------------------------------------------------------------------
Liabilities:
  Payable for securities purchased                                      --                   6,462,677
  Payable for capital shares redeemed                              566,401                     362,291
  Administration and accounting fees payable                        80,828                     139,159
  Transfer agent fees payable                                        2,851                          --
  Custodian fees payable                                           104,178                     104,124
  Due to Advisor (Note 2)                                          472,584                     773,307
  Payable for shareholder service fee                               29,385                      48,101
  Accrued expenses payable                                         177,013                     278,922
---------------------------------------------------------------------------------------------------------------
Total Liabilities                                                1,433,240                   8,168,581
---------------------------------------------------------------------------------------------------------------
Net Assets                                                    $651,926,967              $1,049,304,089
===============================================================================================================
Shares Outstanding
  (shares of beneficial interest issued
      and outstanding, respectively,
      unlimited number of shares
      authorized with a $0.001 par value)                       46,471,595                  71,823,303
---------------------------------------------------------------------------------------------------------------
  Net asset value, offering price and
      redemption price                                              $14.03                      $14.61
===============================================================================================================
Net Assets Consist of:
  Capital paid-in                                             $534,168,339                $847,722,322
  Accumulated undistributed net
      investment income (loss)                                   (668,805)                     642,223
  Accumulated net realized gain
      (loss) on investments                                    (8,726,136)                  12,821,539
  Net unrealized appreciation/depreciation
      on investments and foreign currency
      related transactions                                     127,153,569                 188,118,005
---------------------------------------------------------------------------------------------------------------
  Net Assets                                                  $651,926,967              $1,049,304,089
===============================================================================================================
  (A) Investments at cost                                     $501,845,959                $824,981,498
===============================================================================================================
  (B) Foreign currency at cost                                          $0                         $38
===============================================================================================================

See accompanying notes to financial statements.

36     MATTHEWS ASIAN FUNDS

U N A U D I T E D    F E B R U A R Y   2 9 ,   2 0 0 4

                                                                                          Matthews               Matthews
         Matthews                 Matthews                    Matthews            Asian Technology           Asia Pacific
       Korea Fund               China Fund                  Japan Fund                        Fund                   Fund

     $234,726,742             $451,942,005                 $67,734,502                 $35,615,580            $38,153,066
        2,072,715               18,097,706                   1,756,136                   1,344,156              1,765,726
               --                       --                          --                          --                     --
        2,103,283                      533                      39,016                      55,831                 23,427
               --                3,374,907                          --                          --                     --
          235,492                2,077,319                     249,571                      86,232                131,294
               --                       --                          --                          --                 29,665
            7,217                   43,760                       6,624                       5,842                  4,287
---------------------------------------------------------------------------------------------------------------------------------------
      239,145,449              475,536,230                  69,785,849                  37,107,641             40,107,465
---------------------------------------------------------------------------------------------------------------------------------------

           48,540               10,425,487                          --                          --                302,622
          111,439                  224,782                      49,818                      53,144                     --
           33,913                   53,024                       8,958                       4,830                  4,070
            3,400                    1,103                          --                         234                    474
           47,371                   68,123                       3,826                       6,826                 15,178
          179,279                  315,939                      50,161                      39,411                 31,948
           11,152                   19,632                       3,120                       1,693                  1,672
          112,631                  103,445                      18,012                      11,935                 10,270
---------------------------------------------------------------------------------------------------------------------------------------
          547,725               11,211,535                     133,895                     118,073                366,234
---------------------------------------------------------------------------------------------------------------------------------------
     $238,597,724             $464,324,695                 $69,651,954                 $36,989,568            $39,741,231
=======================================================================================================================================

       52,747,570               29,896,930                   5,228,799                   7,238,500              3,690,942
---------------------------------------------------------------------------------------------------------------------------------------
            $4.52                   $15.53                      $13.32                       $5.11                 $10.77
=======================================================================================================================================

     $159,439,707             $379,224,726                 $69,572,563                 $48,584,700            $38,312,386
        1,690,658                (961,887)                   (268,610)                   (223,884)               (75,890)
        8,193,253              (2,628,212)                 (7,779,306)                (17,461,470)               (18,943)

       69,274,106               88,690,068                   8,127,307                   6,090,222              1,523,678
---------------------------------------------------------------------------------------------------------------------------------------
     $238,597,724             $464,324,695                 $69,651,954                 $36,989,568            $39,741,231
=======================================================================================================================================

     $165,486,849             $363,251,937                 $59,606,611                 $29,526,076            $36,629,610
=======================================================================================================================================
               $0                       $0                          $0                          $0                     $0
=======================================================================================================================================

800.789.ASIA [2742]     www.matthewsfunds.com    37

S T A T E M E N T S    O F    O P E R A T I O N S

                                                                  Matthews                    Matthews
                                                             Pacific Tiger            Asian Growth and
                                                                      Fund                 Income Fund
Investment Income:
  Dividends                                                     $2,790,275                 $12,057,243
  Interest                                                           2,562                   1,076,906
  Foreign withholding tax                                        (298,294)                   (907,235)
---------------------------------------------------------------------------------------------------------------
  Total investment income                                        2,494,543                  12,226,914
---------------------------------------------------------------------------------------------------------------
Expenses:
  Investment advisory fees (Note 2)                              2,078,925                   4,043,473
  Transfer agent fees                                              323,112                     624,222
  Administration and accounting fees                               191,654                     378,873
  Professional fees                                                 16,975                      32,998
  Custodian fees                                                   188,171                     204,640
  Trustees fees                                                      6,567                      12,890
  Shareholder service fee (Note 2)                                 235,781                     453,519
  Insurance expense                                                  5,501                      10,225
  Amortization of organization costs (Note 1-F)                         --                          --
  Printing expense                                                  24,176                      59,479
  Registration expenses                                             21,037                      42,283
  Other expenses                                                     2,961                       5,752
---------------------------------------------------------------------------------------------------------------
  Total expenses                                                 3,094,860                   5,868,354
---------------------------------------------------------------------------------------------------------------
  Advisory fee waivers and expenses
      waived, reimbursed or recaptured (Note 2)                    (13,634)                    (22,726)
---------------------------------------------------------------------------------------------------------------
  Net expenses                                                   3,081,226                   5,845,628
---------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                     (586,683)                   6,381,286
===============================================================================================================
Realized and Unrealized Gain (Loss) on Investments and
Foreign Currency-Related Transactions:
  Net realized gain (loss) on investments                        2,640,048                  19,084,293
  Net realized gain (loss) on foreign
      currency related transactions                              (101,265)                      14,862
  Net change in unrealized appreciation/
      depreciation on investments and
      foreign currency related transactions                     83,586,148                 134,327,109
---------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on
      investments and foreign currency
      related transactions                                      86,124,931                 153,426,264
---------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets from Operations                     $85,538,248                $159,807,550
===============================================================================================================

1 The Matthews Asia Pacific Fund commenced operations on October 31, 2003, so the data presented covers four months.

See accompanying notes to financial statements.

38     MATTHEWS ASIAN FUNDS

U N A U D I T E D    F O R    T H E    S I X    M O N T H S    E N D E D    F E B R U A R Y   2 9 ,   2 0 0 4

                                                                                           Matthews               Matthews
        Matthews                   Matthews                    Matthews            Asian Technology           Asia Pacific
      Korea Fund                 China Fund                  Japan Fund                        Fund                Fund(1)

      $2,424,948                 $1,055,098                    $135,672                     $92,190                $45,713
              --                      1,962                          --                          --                    434
       (412,697)                         --                    (12,413)                    (12,358)                (6,198)
---------------------------------------------------------------------------------------------------------------------------------------
       2,012,251                  1,057,060                     123,259                      79,832                 39,949
---------------------------------------------------------------------------------------------------------------------------------------

       1,101,772                  1,266,406                     264,376                     147,234                 61,138
         173,354                    191,704                      40,961                      22,849                  8,478
         105,292                    115,809                      24,406                      13,735                  5,261
           9,022                     10,324                       2,141                       1,198                    500
         105,919                    122,215                      13,779                      17,514                 21,575
           3,496                      3,983                         849                         470                    183
         128,020                    140,600                      29,744                      16,745                  6,430
           6,225                      2,563                         627                         396                     43
              --                         --                          --                          --                 13,732
          19,331                     17,126                       3,257                       2,707                  1,894
          14,931                     21,693                       9,640                       9,871                  2,961
           1,573                      1,800                         374                         210                     88
---------------------------------------------------------------------------------------------------------------------------------------
       1,668,935                  1,894,223                     390,154                     232,929                122,283
---------------------------------------------------------------------------------------------------------------------------------------

         (5,285)                    (9,086)                       1,647                      61,534                (6,444)
---------------------------------------------------------------------------------------------------------------------------------------
       1,663,650                  1,885,137                     391,801                     294,463                115,839
---------------------------------------------------------------------------------------------------------------------------------------

         348,601                  (828,077)                   (268,542)                   (214,631)               (75,890)
=======================================================================================================================================

      12,942,979                  1,053,226                   1,012,215                   1,376,414               (13,059)
        (41,161)                      1,728                       3,860                     (1,576)                (5,884)

      18,255,356                 72,730,274                   5,328,477                   3,256,282              1,523,678
---------------------------------------------------------------------------------------------------------------------------------------

      31,157,174                 73,785,228                   6,344,552                   4,631,120              1,504,735
---------------------------------------------------------------------------------------------------------------------------------------

     $31,505,775                $72,957,151                  $6,076,010                  $4,416,489             $1,428,845
=======================================================================================================================================

800.789.ASIA [2742]     www.matthewsfunds.com    39

S T A T E M E N T S    O F    C H A N G E S    I N    N E T    A S S E T S

                                                                                         Matthews Pacific Tiger Fund
                                                                              Six Months Ended
                                                                             February 29, 2004                  Year Ended
                                                                                   (unaudited)             August 31, 2003

Operations:
  Net investment income (loss)                                                      ($586,683)                  $1,274,408
  Net realized gain (loss) on investments and foreign
      currency related transactions                                                  2,538,783                 (5,218,374)
  Net change in unrealized appreciation (depreciation) on
      investments and foreign currency related transactions                         83,586,148                  47,655,905
---------------------------------------------------------------------------------------------------------------------------------------------

  Net increase in net assets from operations                                        85,538,248                  43,711,939
---------------------------------------------------------------------------------------------------------------------------------------------

Dividends and Distributions to Shareholders from:
  Net investment income                                                            (1,397,674)                          --
  Realized gains on investments                                                             --                          --
---------------------------------------------------------------------------------------------------------------------------------------------

  Net decrease in net assets resulting from distributions                          (1,397,674)                          --
---------------------------------------------------------------------------------------------------------------------------------------------

Capital Share Transactions (net) (Note 1-K):                                       338,319,456                  70,956,917
---------------------------------------------------------------------------------------------------------------------------------------------
  Total increase (decrease) in net assets                                          422,460,030                 114,668,856
---------------------------------------------------------------------------------------------------------------------------------------------

Net Assets:
  Beginning of period                                                              229,466,937                 114,798,081
---------------------------------------------------------------------------------------------------------------------------------------------
  End of period (including undistributed net investment
      income (loss) of ($668,805), $1,315,552,
      $642,223, $41,181, $1,60,658 and $1,453,786
      respectively)                                                               $651,926,967                $229,466,937
==============================================================================================================================================

See accompanying notes to financial statements.

40     MATTHEWS ASIAN FUNDS

F E B R U A R Y   2 9 ,   2 0 0 4

          Matthews Asian Growth and Income Fund                           Matthews Korea Fund
    Six Months Ended                                        Six Months Ended
   February 29, 2004                  Year Ended           February 29, 2004             Year Ended
         (unaudited)             August 31, 2003                 (unaudited)        August 31, 2003

          $6,381,286                  $7,056,030                    $348,601               $322,453

          19,099,155                   5,819,944                  12,901,818             29,202,117

         134,327,109                  53,657,051                  18,255,356           (17,725,381)
---------------------------------------------------------------------------------------------------------------

         159,807,550                  66,533,025                  31,505,775             11,799,189
---------------------------------------------------------------------------------------------------------------

         (5,780,244)                 (5,777,923)                   (111,729)                     --
        (12,255,109)                 (2,386,434)                (22,467,273)           (19,371,082)
---------------------------------------------------------------------------------------------------------------

        (18,035,353)                 (8,164,357)                (22,579,002)           (19,371,082)
---------------------------------------------------------------------------------------------------------------

         374,229,484                 322,252,539                  12,404,213           (28,164,832)
---------------------------------------------------------------------------------------------------------------
         516,001,681                 380,621,207                  21,330,986           (35,736,725)
---------------------------------------------------------------------------------------------------------------

         533,302,408                 152,681,201                 217,266,738            253,003,463
---------------------------------------------------------------------------------------------------------------

      $1,049,304,089                $533,302,408                $238,597,724           $217,266,738
===============================================================================================================

800.789.ASIA [2742]     www.matthewsfunds.com    41

S T A T E M E N T S    O F    C H A N G E S    I N    N E T    A S S E T S

                                                                       Matthews China Fund
                                                          Six Months Ended
                                                         February 29, 2004                  Year Ended
                                                               (unaudited)             August 31, 2003

Operations:
  Net investment income (loss)                                  ($828,077)                    $993,917
  Net realized gain (loss) on investments
      and foreign currency related transactions                  1,054,954                 (1,736,843)
  Net change in unrealized appreciation/
      depreciation on investments and
      foreign currency related transactions                     72,730,274                  19,677,070
--------------------------------------------------------------------------------------------------------------

  Net increase in net assets from operations                    72,957,151                  18,934,144
--------------------------------------------------------------------------------------------------------------

Dividends and Distributions to Shareholders from:
  Net investment income                                        (1,173,480)                   (542,079)
  Realized gains on investments                                         --                          --
--------------------------------------------------------------------------------------------------------------

  Net decrease in net assets resulting from distributions      (1,173,480)                   (542,079)
--------------------------------------------------------------------------------------------------------------

Capital Share Transactions (net) (Note 1-K):                   280,590,929                  59,882,757
--------------------------------------------------------------------------------------------------------------
  Total increase in net assets                                 352,374,600                  78,274,822
--------------------------------------------------------------------------------------------------------------

Net Assets:
  Beginning of period                                          111,950,095                  33,675,273
--------------------------------------------------------------------------------------------------------------
  End of period (including undistributed
      net investment income (loss)
      of ($961,887), $1,039,670,
      ($268,610), ($68), ($223,884), $8,943
      and ($75,890), respectively)                            $464,324,695                $111,950,095
==============================================================================================================

1The Matthews Asia Pacific Fund commenced operations on October 31, 2003.

See accompanying notes to financial statements.

42     MATTHEWS ASIAN FUNDS

F E B R U A R Y   2 9 ,   2 0 0 4

                                                                         Matthews                                Matthews
             Matthews Japan Fund                                   Asian Technology Fund                Asia Pacific Fund

 Six Months Ended                                      Six Months Ended                                       Period Ended
February 29, 2004                Year Ended           February 29, 2004                  Year Ended   February 29, 2004(1)
      (unaudited)           August 31, 2003                 (unaudited)             August 31, 2003            (unaudited)

       ($268,542)                ($94,755)                  ($214,631)                   ($43,306)              ($75,890)

        1,016,075                (347,238)                   1,374,838                 (1,019,882)               (18,943)

        5,328,477                2,825,816                   3,256,282                   4,209,341              1,523,678
----------------------------------------------------------------------------------------------------------------------------------------------------------

        6,076,010                2,383,823                   4,416,489                   3,146,153              1,428,845
----------------------------------------------------------------------------------------------------------------------------------------------------------

              --                        --                    (18,196)                          --                     --

              --                        --                          --                          --                     --
----------------------------------------------------------------------------------------------------------------------------------------------------------

              --                        --                    (18,196)                          --                     --
----------------------------------------------------------------------------------------------------------------------------------------------------------

      39,922,521                11,871,005                  13,822,707                   8,743,248             38,312,386
----------------------------------------------------------------------------------------------------------------------------------------------------------
      45,998,531                14,254,828                  18,221,000                  11,889,401             39,741,231
----------------------------------------------------------------------------------------------------------------------------------------------------------

      23,653,423                 9,398,595                  18,768,568                   6,879,167                     --
----------------------------------------------------------------------------------------------------------------------------------------------------------

     $69,651,954               $23,653,423                 $36,989,568                 $18,768,568            $39,741,231
==========================================================================================================================================================

800.789.ASIA [2742]     www.matthewsfunds.com    43

F I N A N C I A L    H I G H L I G H T S

MATTHEWS PACIFIC TIGER FUND

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                Six Months Ended
                                               February 29, 2004                           Year Ended August 31:
                                                     (unaudited)         2003         2002         2001         2000         1999
Net Asset Value, beginning of period                      $11.20        $8.54        $7.91       $12.35       $10.41        $4.07
----------------------------------------------------------------------------------------------------------------------------------
  INCOME (LOSS) FROM
  INVESTMENT OPERATIONS
  Net investment income (loss)                            (0.08)         0.07       (0.01)         0.02         0.18         0.18
  Net realized gain (loss) and unrealized
   appreciation (depreciation) on investments
   and foreign currency                                     2.90         2.58         0.66       (3.37)         2.01         6.15
----------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                        2.82         2.65         0.65       (3.35)         2.19         6.33
----------------------------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS FROM:
  Net investment income                                   (0.04)           --       (0.01)       (0.31)       (0.27)       (0.02)
  Net realized gains on investments                           --           --       (0.03)       (0.84)           --           --
----------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                   (0.04)         0.00       (0.04)       (1.15)       (0.27)       (0.02)
----------------------------------------------------------------------------------------------------------------------------------
  Paid-in Capital from Redemption
    Fees (Note 1-K)                                         0.01         0.01         0.02         0.06         0.02         0.03
----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                            $14.03       $11.20        $8.54        $7.91       $12.35       $10.41
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                           25.71%(2)       31.15%        8.44%     (27.46%)       21.28%      156.28%
==================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                    $651,927     $229,467     $114,798      $76,503     $111,502     $109,936
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
before reimbursement, waiver or recapture of
expenses by Advisor and Administrator (Note 2)          1.49%(1)        1.75%        1.79%        1.90%        1.88%        1.90%
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
after reimbursement, waiver or recapture of
expenses by Advisor and Administrator                   1.48%(1)        1.75%        1.87%        1.90%        1.81%        1.90%
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
average net assets before reimbursement,
waiver or recapture of expenses by
Advisor and Administrator                             (0.29%)(1)        1.04%      (0.17%)        0.67%        1.49%        3.35%
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
average net assets after reimbursement,
waiver or recapture of expenses by
Advisor and Administrator                             (0.28%)(1)        1.04%      (0.09%)        0.67%        1.56%        3.35%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                      2.06%(2)       28.24%       57.00%       63.59%       52.11%       98.74%
----------------------------------------------------------------------------------------------------------------------------------
[1]	Annualized.
[2]	Not annualized.

See accompanying notes to financial statements.

44     MATTHEWS ASIAN FUNDS

F E B R U A R Y   2 9 ,   2 0 0 4

MATTHEWS ASIAN GROWTH AND INCOME FUND

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                Six Months Ended
                                               February 29, 2004                           Year Ended August 31:
                                                     (unaudited)         2003         2002         2001         2000         1999
Net Asset Value, beginning of period                      $12.21       $10.71        $9.08       $10.50        $9.37        $6.54
----------------------------------------------------------------------------------------------------------------------------------
  INCOME FROM
  INVESTMENT OPERATIONS
  Net investment income                                     0.10         0.23         0.18         0.54         0.61         0.58
  Net realized gain (loss) and unrealized
   appreciation (depreciation) on investments
   and foreign currency                                     2.59         1.61         1.70       (0.49)         1.09         2.75
----------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                        2.69         1.84         1.88         0.05         1.70         3.33
----------------------------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS FROM:
  Net investment income                                   (0.09)       (0.20)       (0.27)       (0.60)       (0.59)       (0.51)
  Net realized gains on investments                       (0.20)       (0.15)           --       (0.88)           --           --
----------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                   (0.29)       (0.35)       (0.27)       (1.48)       (0.59)       (0.51)
----------------------------------------------------------------------------------------------------------------------------------
  Paid-in Capital from Redemption
   Fees (Note 1-K)                                          0.00         0.01         0.02         0.01         0.02         0.01
----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                            $14.61       $12.21       $10.71        $9.08       $10.50        $9.37
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                           22.30%(2)       17.81%       21.11%        1.15%       18.68%       52.65%
==================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                  $1,049,304     $533,302     $152,681      $24,447      $11,469      $10,644
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
before reimbursement, waiver or recapture of
expenses by Advisor and Administrator (Note 2)          1.45%(1)        1.69%        1.77%        1.90%        1.97%        2.05%
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
after reimbursement, waiver or recapture of
expenses by Advisor and Administrator                   1.44%(1)        1.69%        1.79%        1.90%        1.90%        1.90%
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
average net assets before reimbursement,
waiver or recapture of expenses by
Advisor and Administrator                               1.57%(1)        2.69%        2.13%        7.71%        6.17%        7.98%
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
average net assets after reimbursement,
waiver or recapture of expenses by
Advisor and Administrator                               1.58%(1)        2.69%        2.11%        7.71%        6.24%        8.13%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                      5.21%(2)       13.33%       32.37%       33.94%       62.23%       34.82%
----------------------------------------------------------------------------------------------------------------------------------
[1]	Annualized.
[2]	Not annualized.

See accompanying notes to financial statements.

800.789.ASIA [2742]     www.matthewsfunds.com     45

F I N A N C I A L    H I G H L I G H T S

MATTHEWS KOREA FUND

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                Six Months Ended
                                               February 29, 2004             Year Ended August 31:
                                                     (unaudited)         2003         2002         2001         2000         1999
Net Asset Value, beginning of period                       $4.37        $4.42        $2.68        $5.19        $7.49        $2.03
----------------------------------------------------------------------------------------------------------------------------------
  INCOME (LOSS) FROM
  INVESTMENT OPERATIONS
  Net investment income (loss)                              0.00         0.01       (0.02)       (0.01)       (0.01)       (0.01)
  Net realized gain (loss) and unrealized
   appreciation (depreciation) on investments
   and foreign currency                                     0.61         0.32         1.81       (0.90)       (1.45)         5.43
----------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                        0.61         0.33         1.79       (0.91)       (1.46)         5.42
----------------------------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS FROM:
  Net investment income                                     0.00           --       (0.01)           --           --           --
  Net realized gains on investments                       (0.46)       (0.39)       (0.07)       (1.63)       (0.88)           --
----------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                   (0.46)       (0.39)       (0.08)       (1.63)       (0.88)           --
----------------------------------------------------------------------------------------------------------------------------------
  Paid-in Capital from Redemption
   Fees (Note 1-K)                                          0.00         0.01         0.03         0.03         0.04         0.04
----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                             $4.52        $4.37        $4.42        $2.68        $5.19        $7.49
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                           15.25%(2)        8.80%       68.49%     (13.09%)     (22.92%)      268.97%
==================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                    $238,598     $217,267     $253,003     $117,138     $115,158     $230,846
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
before reimbursement, waiver or recapture of
expenses by Advisor and Administrator (Note 2)          1.51%(1)        1.72%        1.75%        1.78%        1.75%        1.77%
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets after
reimbursement, waiver or recapture of expenses
by Advisor and Administrator                            1.50%(1)        1.72%        1.75%        1.78%        1.75%        1.77%
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
average net assets before reimbursement,
waiver or recapture of expenses by
Advisor and Administrator                               0.31%(1)        0.17%      (0.64%)        0.75%        0.42%      (0.37%)
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
average net assets after reimbursement,
waiver or recapture of expenses by
Advisor and Administrator                               0.32%(1)        0.17%      (0.64%)        0.75%        0.42%      (0.37%)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                      9.22%(2)       29.90%       46.52%       81.96%       47.80%       57.06%
----------------------------------------------------------------------------------------------------------------------------------
[1]	Annualized.
[2]	Not annualized.

See accompanying notes to financial statements.

46     MATTHEWS ASIAN FUNDS

F E B R U A R Y   2 9 ,   2 0 0 4

MATTHEWS CHINA FUND

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                Six Months Ended
                                               February 29, 2004                           Year Ended August 31:
                                                     (unaudited)         2003         2002         2001         2000         1999
Net Asset Value, beginning of period                      $11.54        $8.96        $9.21        $9.93        $8.48        $4.36
----------------------------------------------------------------------------------------------------------------------------------
  INCOME (LOSS) FROM
  INVESTMENT OPERATIONS
  Net investment income (loss)                            (0.07)         0.11         0.05         0.24         0.09         0.07
  Net realized gain (loss) and unrealized
   appreciation (depreciation) on investments
   and foreign currency                                     4.12         2.59       (0.20)       (0.61)         1.44         4.11
----------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                          4.05         2.70       (0.15)       (0.37)         1.53         4.18
----------------------------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS FROM:
  Net investment income                                   (0.07)       (0.14)       (0.15)       (0.15)       (0.43)       (0.11)
  Net realized gains on investments                           --           --           --       (0.28)           --           --
----------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                   (0.07)       (0.14)       (0.15)       (0.43)       (0.11)       (0.11)
----------------------------------------------------------------------------------------------------------------------------------
  Paid-in Capital from Redemption
   Fees (Note 1-K)                                          0.01         0.02         0.05         0.08         0.03         0.05
----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                            $15.53       $11.54        $8.96        $9.21        $9.93        $8.48
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                           35.25%(2)       30.88%      (1.16%)      (2.23%)       18.54%       97.79%
==================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                    $464,325     $111,950      $33,675      $19,843       $9,232       $6,245
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
before reimbursement, waiver or recapture of
expenses by Advisor and Administrator (Note 2)          1.50%(1)        1.78%        1.97%        2.00%        2.15%        2.09%
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
after reimbursement, waiver or recapture of
expenses by Advisor and Administrator                   1.49%(1)        1.79%        2.00%        2.00%        2.00%        2.00%
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
average net assets before reimbursement,
waiver or recapture of expenses by
Advisor and Administrator                              (0.66)(1)        1.94%        0.99%        2.62%        1.54%        2.93%
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
average net assets after reimbursement,
waiver or recapture of expenses by
Advisor and Administrator                              (0.65)(1)        1.93%        0.96%        2.62%        1.69%        3.02%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                      1.34%(2)       19.34%       43.84%       61.07%       80.90%       40.27%
----------------------------------------------------------------------------------------------------------------------------------
[1]	Annualized.
[2]	Not annualized.

See accompanying notes to financial statements.

800.789.ASIA [2742]     www.matthewsfunds.com    47

F I N A N C I A L    H I G H L I G H T S

MATTHEWS JAPAN FUND

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                Six Months Ended
                                               February 29, 2004                          Year Ended August 31:
                                                     (unaudited)         2003         2002         2001         2000        1999(1)
Net Asset Value, beginning of period                      $10.90        $9.60       $11.22       $20.76       $21.70       $10.00
----------------------------------------------------------------------------------------------------------------------------------
  INCOME (LOSS) FROM
  INVESTMENT OPERATIONS
  Net investment loss                                     (0.05)       (0.03)       (0.07)       (0.26)       (0.24)       (0.06)
  Net realized gain (loss) and unrealized
   appreciation (depreciation) on investments
   and foreign currency                                     2.41         1.30       (1.39)       (7.99)       (0.29)        11.74
----------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                        2.36         1.27       (1.46)       (8.25)       (0.53)        11.68
----------------------------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS FROM:
  Net investment income                                       --           --       (0.27)       (0.37)           --           --
  Net realized gains on investments                           --           --           --       (1.03)       (0.54)           --
----------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                       --           --       (0.27)       (1.40)       (0.54)           --
----------------------------------------------------------------------------------------------------------------------------------
  Paid-in Capital from Redemption
   Fees (Note 1-K)                                          0.06         0.03         0.11         0.11         0.13         0.02
----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                            $13.32       $10.90        $9.60       $11.22       $20.76       $21.70
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                           22.31%(3)       13.54%     (12.20%)     (40.92%)      (1.75%)   117.00%(3)
==================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                     $69,652      $23,653       $9,399       $7,758      $23,869      $24,486
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
before reimbursement, waiver or recapture of
expenses by Advisor and Administrator (Note 2)          1.47%(2)        1.92%        1.91%        2.08%        1.88%     3.45%(2)
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
after reimbursement, waiver or recapture of
expenses by Advisor and Administrator                   1.48%(2)        2.00%        2.00%        2.00%        2.00%     2.00%(2)
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
average net assets before reimbursement,
waiver or recapture of expenses by
Advisor and Administrator                             (1.01%)(2)      (0.97%)      (1.25%)      (0.90%)      (0.36%)   (2.54%)(2)
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
average net assets after reimbursement,
waiver or recapture of expenses by
Advisor and Administrator                             (1.02%)(2)      (1.05%)      (1.34%)      (0.82%)      (0.48%)   (1.09%)(2)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     18.04%(3)       77.30%      113.23%       71.09%       23.00%    28.92%(3)
----------------------------------------------------------------------------------------------------------------------------------
[1]	The Matthews Japan Fund commenced operations on December 31, 1998.
[2]	Annualized.
[3]	Not annualized.

See accompanying notes to financial statements.

48    MATTHEWS ASIAN FUNDS

F E B R U A R Y   2 9 ,   2 0 0 4

MATTHEWS ASIAN TECHNOLOGY FUND

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                Six Months Ended
                                               February 29, 2004              Year Ended August 31:,
                                                     (unaudited)         2003         2002         2001        2000(1)
Net Asset Value, beginning of period                       $4.30        $3.13        $3.53        $7.61       $10.00
---------------------------------------------------------------------------------------------------------------------
  INCOME (LOSS) FROM
  INVESTMENT OPERATIONS
  Net investment income (loss)                            (0.03)       (0.01)       (0.10)       (0.05)         0.22
  Net realized gain (loss) and unrealized
   appreciation(depreciation) on investments
   and foreign currency                                     0.83         1.16       (0.31)       (3.97)       (2.65)
---------------------------------------------------------------------------------------------------------------------
    Total from investment operations                        0.80         1.15       (0.41)       (4.02)       (2.43)
---------------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS FROM:
  Net investment income                                       --           --       (0.04)       (0.22)           --
  Net realized gains on investments                           --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------
    Total distributions                                       --           --       (0.04)       (0.22)           --
---------------------------------------------------------------------------------------------------------------------
  Paid-in Capital from Redemption
   Fees (Note 1-K)                                          0.01         0.02         0.05         0.16         0.04
---------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                             $5.11        $4.30        $3.13        $3.53        $7.61
---------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                           18.91%(3)       37.38%     (10.40%)     (51.54%)  (23.90%)(3)
=====================================================================================================================

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                     $36,990      $18,769       $6,879       $9,607      $24,570
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
before reimbursement, waiver or recapture of
expenses by Advisor and Administrator (Note 2)          1.58%(2)        2.10%        2.01%        2.69%     2.66%(2)
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
after reimbursement, waiver or recapture of
expenses by Advisor and Administrator                   2.00%(2)        2.00%        2.00%        2.00%     2.00%(2)
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
average net assets before reimbursement,
waiver or recapture of expenses by
Advisor and Administrator                             (1.04%)(2)      (0.71%)      (1.56%)        1.14%     3.75%(2)
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
average net assets after reimbursement,
waiver or recapture of expenses by
Advisor and Administrator                             (1.46%)(2)      (0.61%)      (1.55%)        1.83%     4.41%(2)
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     12.86%(3)       72.03%      103.60%      181.24%    50.35%(3)
---------------------------------------------------------------------------------------------------------------------
[1]	The Matthews Asian Technology Fund commenced operations on December 27, 1999.
[2]	Annualized.
[3]	Not annualized.

See accompanying notes to financial statements.

800.789.ASIA [2742]     www.matthewsfunds.com    49

F I N A N C I A L    H I G H L I G H T S

MATTHEWS ASIA PACIFIC FUND

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                                           Period Ended
                                                                                   February 29, 2004(1)
                                                                                            (unaudited)
Net Asset Value, beginning of period                                                             $10.00
--------------------------------------------------------------------------------------------------------
  INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net investment income (loss)                                                                   (0.02)
  Net realized gain (loss) and unrealized appreciation (depreciation)
   on investments and foreign currency                                                             0.79
--------------------------------------------------------------------------------------------------------
    Total from investment operations                                                               0.77
--------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS FROM:
  Net investment income                                                                              --
  Net realized gains on investments                                                                  --
--------------------------------------------------------------------------------------------------------
    Total distributions                                                                              --
--------------------------------------------------------------------------------------------------------
  Paid-in Capital from Redemption Fees (Note 1-K)                                                    --
--------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                                                                   $10.77
--------------------------------------------------------------------------------------------------------

TOTAL RETURN                                                                                   7.70%(3)
========================================================================================================

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                                                            $39,741
--------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets before reimbursement, waiver
or recapture of expenses by Advisor and Administrator (Note 2)                                 2.00%(2)
--------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets after reimbursement,
waiver or recapture of expenses by Advisor and Administrator                                   1.90%(2)
--------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets
before reimbursement, waiver or recapture of expenses
by Advisor and Administrator                                                                 (1.34%)(2)
--------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets
after reimbursement, waiver or recapture of expenses by
Advisor and Administrator                                                                    (1.24%)(2)
--------------------------------------------------------------------------------------------------------
Portfolio turnover                                                                             1.19%(3)
--------------------------------------------------------------------------------------------------------
[1]	The Matthews Asia Pacific Fund commenced operations on October 31, 2003.
[2]	Annualized.
[3]	Not annualized.

See accompanying notes to financial statements.

50     MATTHEWS ASIAN FUNDS

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

1.	SIGNIFICANT ACCOUNTING POLICIES Matthews Asian Funds (the “Company”) is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “Act”). The Company currently issues seven separate series of shares (each a “Fund” and collectively, the “Funds”): Matthews Pacific Tiger Fund, Matthews Asian Growth and Income Fund, Matthews Korea Fund, Matthews China Fund, Matthews Japan Fund, Matthews Asian Technology Fund and Matthews Asia Pacific Fund. Matthews Pacific Tiger, Matthews Korea Fund and Matthews China Fund are authorized to offer two classes of shares: Class I shares and Class A shares. Currently, only Class I shares are offered. Matthews Pacific Tiger Fund, Matthews Korea Fund, Matthews China Fund, Matthews Japan Fund and Matthews Asian Technology Fund seek to maximize capital appreciation by investing, under normal circumstances, at least 80% of their total assets in equity securities of Pacific Tiger economies, South Korean companies, Chinese companies and Japanese companies, respectively. Pacific Tiger economies include Hong Kong, Singapore, South Korea, Taiwan, Indonesia, Malaysia, Philippines, Thailand and China. Matthews Asian Growth and Income Fund seeks capital appreciation and current income by investing, under normal circumstances, at least 80% of its total assets in the convertible bonds and dividend-paying equity securities of Asian economies. Asian economies include Hong Kong, Japan, Singapore, South Korea, Taiwan, Indonesia, Malaysia, Philippines, Thailand, China and India. Matthews Asia Pacific Fund seeks capital appreciation by investing, under normal circumstances, at least 80% of its assets in the common and preferred stocks of companies located in the Asia Pacific region. Asia Pacific refers to Asian countries plus Australia, New Zealand and Pakistan. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATION: Securities listed on any national securities exchange are valued at their last sale price on the exchange where the securities are principally traded or, if there has been no sale on that date, at the mean between the last reported bid and asked prices. Securities traded over-the-counter are priced at the mean of the last bid and asked prices. All other securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. When no market quotations are available, the Funds’ equity securities are valued at their fair value as determined in good faith by or under direction of the Board of Trustees.

The books and records of the Funds are maintained in U.S. Dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the current exchange rate. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of gains and losses on investment in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. International dollar bonds are issued offshore, pay interest and principal in U.S. Dollars, and are denominated in U.S. Dollars.

Portfolio securities traded on a foreign exchange are generally valued at the respective current prevailing exchange rates. The securities’ values are translated into U.S. Dollars using these rates. If subsequent to the time a rate as been established and it has been determined to have materially changed, the fair value of those securities, (considering the changing conditions) will be determined by (or under the direction of) the Funds’ Board of Trustees.

B. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The Funds may engage in forward foreign currency exchange contracts for hedging a specific transaction in which the currency is denominated as deemed appropriate by Matthews International Capital Management, LLC (the “Advisor”). Forward foreign currency exchange contracts are valued at the forward rate and are marked-to-market daily. The change in

800.789.ASIA [2742]     www.matthewsfunds.com    51

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparts to the contract are unable to meet the terms of their contracts.

C. RISKS ASSOCIATED WITH FOREIGN SECURITIES: Investments by the Funds in the securities of foreign issuers may involve investment risks different from those of U.S. issuers including possible political or economical instability of the country of the issuer, the difficulty in predicting international trade patterns, the possibility of currency exchange controls, the possible imposition of foreign withholding tax on the interest income payable on such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Funds. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. Government.

D. FEDERAL INCOME TAXES: It is the policy of the Funds to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”) applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the six months ended February 29, 2004. Therefore, no federal income tax provision is required. Income and capital gains of the Funds are determined in accordance with both tax regulations and accounting principles generally accepted in the United States. Such may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. These reclassifications, which have no impact on the net asset value of the Funds, are primarily attributable to certain differences in computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States and the use of the tax accounting practice known as equalization.

For Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, as of August 31, 2003, which are available to offset future capital gains, if any:
                                                                                 LOSSES DEFERRED EXPIRING IN:
                                                                   2008               2009               2010              2011
Matthews Pacific Tiger Fund                                         $--                $--         $3,234,939        $6,826,389
Matthews China Fund                                                  --                 --          1,131,447         1,581,487
Matthews Japan Fund                                                  --             35,094          4,213,197         3,614,216
Matthews Asian Technology Fund                                2,390,436          5,375,361          5,967,059         3,461,198
E. DETERMINATION OF GAINS OR LOSSES ON SALES OF SECURITIES: Gains or losses on the sale of securities are determined on the identified cost basis.

F. ORGANIZATION COSTS: Organization costs are amortized on a straight-line basis over one year from each Fund’s respective commencement of operations. In the event that any of the initial shares are redeemed during the period of amortization of the Fund’s organization costs, the redemption proceeds will be reduced by any such unamortized organization costs in the same proportion as the number of shares being redeemed bears to the number of those shares outstanding at the time of redemption.

52     MATTHEWS ASIAN FUNDS

F E B R U A R Y   2 9 ,   2 0 0 4

G. DISTRIBUTION TO SHAREHOLDERS: It is the policy of Matthews Asian Growth and Income Fund to distribute net investment income on a semi-annual basis and capital gains, if any, annually. Matthews Pacific Tiger Fund, Matthews Korea Fund, Matthews China Fund, Matthews Japan Fund, Matthews Asian Technology Fund, and Matthews Asia Pacific Fund distribute net investment income and capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. Net investment losses may not be utilized to offset net investment income in future periods for tax purposes.

The tax character of distributions paid for the fiscal year ended August 31, 2003 were as follows:

2003 TAXABLE DISTRIBUTIONS                                     ORDINARY      NET LONG TERM      TOTAL TAXABLE
                                                                 INCOME      CAPITAL GAINS      DISTRIBUTIONS
Matthews Pacific Tiger Fund                                         $--                $--                $--
Matthews Asian Growth and Income Fund                         7,795,759            368,598          8,164,357
Matthews Korea Fund                                                  --         19,371,082         19,371,082
Matthews China Fund                                             542,079                 --            542,079
Matthews Japan Fund                                                  --                 --                 --
Matthews Asian Technology Fund                                       --                 --                 --
H. FUND EXPENSE ALLOCATIONS: The Funds account separately for the assets, liabilities and operations of each Fund. Direct expenses of each Fund are charged to the Fund while general expenses are allocated pro-rata among the Funds based on net assets.

I. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

J. OTHER: Securities transactions are accounted for on the date the securities are purchased or sold. Interest income is recorded on the accrual basis and dividend income on the ex-dividend date.

K. CAPITAL SHARE TRANSACTIONS: Each Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share.

MATTHEWS PACIFIC TIGER FUND                                               SIX MONTHS ENDED
                                                             FEBRUARY 29, 2004 (UNAUDITED)           YEAR ENDED AUGUST 31, 2003
                                                                 SHARES             AMOUNT             SHARES            AMOUNT
Shares sold                                                  31,340,773       $406,888,506         15,023,339      $137,306,760
Shares issued through reinvestment of dividends                 102,761          1,284,573                 --                --
Shares redeemed                                             (5,467,327)       (69,853,623)        (7,972,026)      (66,349,843)
--------------------------------------------------------------------------------------------------------------------------------
Net increase                                                 25,976,207       $338,319,456          7,051,313       $70,956,917
================================================================================================================================

MATTHEWS ASIAN GROWTH AND INCOME FUND                                     SIX MONTHS ENDED
                                                             FEBRUARY 29, 2004 (UNAUDITED)           YEAR ENDED AUGUST 31, 2003
                                                                 SHARES             AMOUNT             SHARES            AMOUNT
Shares sold                                                  31,239,829       $415,913,989         39,973,007      $435,370,172
Shares issued through reinvestment of dividends               1,212,460         15,926,448            669,460         7,282,120
Shares redeemed                                             (4,288,802)       (57,610,953)       (11,240,758)     (120,399,753)
--------------------------------------------------------------------------------------------------------------------------------
Net increase                                                 28,163,487       $374,229,484         29,401,709      $322,252,539
================================================================================================================================

800.789.ASIA [2742]     www.matthewsfunds.com    53

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

MATTHEWS KOREA FUND                                                       SIX MONTHS ENDED
                                                             FEBRUARY 29, 2004 (UNAUDITED)           YEAR ENDED AUGUST 31, 2003
                                                                 SHARES             AMOUNT             SHARES            AMOUNT
Shares sold                                                   7,664,211        $33,321,370         26,969,605      $101,436,079
Shares issued through reinvestment of dividends               2,908,912         11,837,023          3,512,115        13,486,520
Shares redeemed                                             (7,508,488)       (32,754,180)       (38,085,006)     (143,087,431)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                       3,064,635        $12,404,213        (7,603,286)     ($28,164,832)
================================================================================================================================

MATTHEWS CHINA FUND                                                       SIX MONTHS ENDED
                                                             FEBRUARY 29, 2004 (UNAUDITED)           YEAR ENDED AUGUST 31, 2003
                                                                 SHARES             AMOUNT             SHARES            AMOUNT
Shares sold                                                  24,000,534       $333,139,984          9,399,794       $91,503,345
Shares issued through reinvestment of dividends                  81,100          1,089,212             57,638           506,057
Shares redeemed                                             (3,883,013)       (53,638,267)        (3,517,599)      (32,126,645)
--------------------------------------------------------------------------------------------------------------------------------
Net increase                                                 20,198,621       $280,590,929          5,939,833       $59,882,757
================================================================================================================================

MATTHEWS JAPAN FUND                                                       SIX MONTHS ENDED
                                                             FEBRUARY 29, 2004 (UNAUDITED)           YEAR ENDED AUGUST 31, 2003
                                                                 SHARES             AMOUNT             SHARES            AMOUNT
Shares sold                                                   5,416,945        $69,868,407          2,461,873       $23,056,012
Shares issued through reinvestment of dividends                      --                 --                 --                --
Shares redeemed                                             (2,358,515)       (29,945,886)        (1,270,520)      (11,185,007)
--------------------------------------------------------------------------------------------------------------------------------
Net increase                                                  3,058,430        $39,922,521          1,191,353       $11,871,005
================================================================================================================================

MATTHEWS ASIAN TECHNOLOGY FUND                                            SIX MONTHS ENDED
                                                             FEBRUARY 29, 2004 (UNAUDITED)           YEAR ENDED AUGUST 31, 2003
                                                                 SHARES             AMOUNT             SHARES            AMOUNT
Shares sold                                                   6,039,946        $28,712,554          5,319,636       $18,618,111
Shares issued through reinvestment of dividends                   3,666             16,797                 --                --
Shares redeemed                                             (3,174,106)       (14,906,644)        (3,148,718)       (9,874,863)
--------------------------------------------------------------------------------------------------------------------------------
Net increase                                                  2,869,506        $13,822,707          2,170,918        $8,743,248
================================================================================================================================

MATTHEWS ASIA PACIFIC FUND*                                               SIX MONTHS ENDED
                                                             FEBRUARY 29, 2004 (UNAUDITED)
                                                                 SHARES             AMOUNT
Shares sold                                                   3,797,684        $39,409,764
Shares issued through reinvestment of dividends                      --                 --
Shares redeemed                                               (106,742)        (1,097,378)
---------------------------------------------------------------------------------------------
Net increase                                                  3,690,942        $38,312,386
=============================================================================================

*Matthews Asia Pacific Fund commenced operations on October 31, 2003.

The Funds impose a redemption fee of 2.00% on shares that are redeemed within ninety days of purchase. The charge is assessed on an amount equal to the net asset value of the shares at the time of redemption. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholder. The redemption fees returned to the assets of the Funds were as follows:

54     MATTHEWS ASIAN FUNDS

F E B R U A R Y   2 9 ,   2 0 0 4

                                                       SIX MONTHS ENDED         YEAR ENDED
                                          FEBRUARY 29, 2004 (UNAUDITED)    AUGUST 31, 2003
Matthews Pacific Tiger Fund                                    $348,823           $200,852
Matthews Asian Growth and Income Fund                           156,744            344,510
Matthews Korea Fund                                              88,925            737,918
Matthews China Fund                                             279,389            148,090
Matthews Japan Fund                                             322,109             76,633
Matthews Asian Technology Fund                                   90,486             70,837
Matthews Asia Pacific Fund                                       12,079                 --
2.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, a registered investment advisor under the Investment Advisers Act of 1940, as amended, provides the Funds with investment management services. As compensation for these services, the Advisor charges the Funds a monthly fee of 1/12th of 1% on each Fund’s respective average daily net assets. Certain officers and Trustees of the Funds are also officers and directors of the Advisor. All officers serve without direct compensation from the Funds. Beginning January 1, 2004, the Advisor voluntarily waived its fee by 0.10% of average daily net assets in the Matthews Asian Funds complex in excess of $2 billion. Investment advisory fees and other transactions with affiliates, for the six months ended February 29, 2004, were as follows:
                                                             INVESTMENT          VOLUNTARY                        ADVISORY FEES
                                                               ADVISORY            EXPENSE           ADVISORY         WAIVED BY
                                                               FEE RATE         LIMITATION               FEES       THE ADVISOR
Matthews Pacific Tiger Fund                                       1.00%              1.90%         $2,078,925           $13,634
Matthews Asian Growth and Income Fund                             1.00%              1.90%          4,043,473            22,726
Matthews Korea Fund                                               1.00%              2.00%          1,101,772             5,285
Matthews China Fund                                               1.00%              2.00%          1,266,406             9,086
Matthews Japan Fund                                               1.00%              2.00%            264,376             1,493
Matthews Asian Technology Fund                                    1.00%              2.00%            147,234               807
Matthews Asia Pacific Fund                                        1.00%              1.90%             61,138               734

                                                        EXPENSES WAIVED           EXPENSES            REMAINING
                                                      AND REIMBURSED BY        RECOUPED BY           RECOUPABLE
                                                            THE ADVISOR        THE ADVISOR   EXPENSES AVAILABLE
Matthews Pacific Tiger Fund                                         $--                $--                  $--
Matthews Asian Growth and Income Fund                                --                 --                   --
Matthews Korea Fund                                                  --                 --                   --
Matthews China Fund                                                  --                 --                   --
Matthews Japan Fund                                                  --              3,140                   --
Matthews Asian Technology Fund                                       --             62,341               37,381
Matthews Asia Pacific Fund                                        5,710                 --                5,710
Effective January 1, 2004, the Investment Advisory Fee Rate is reduced to 0.90% for average daily net assets in the Matthews Asian Funds complex in excess of $2 billion.

The investment advisory agreements provide that any reductions made by the Advisor in its fees are subject to reimbursements by the Funds within the following three years provided that the Funds are able to effect such reimbursements and remain in compliance with applicable expense limitations.

The Funds have a shareholder servicing plan, pursuant to which, the Funds reimburse the Advisor for shareholder servicing activities. The fee is calculated on average daily net assets in the Matthews Asian Funds complex using the following scale: 0.10% on assets up to $1 billion and 0.05% on assets between $1 billion

800.789.ASIA [2742]     www.matthewsfunds.com    55

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

and $2 billion. There is no fee charged on assets above $2 billion. Under the plan, the Funds can be charged a maximum of 0.25%. Fees charged under the shareholder servicing fee arrangement for the six months ended February 29, 2004, were as follows:
                                             SHAREHOLDER SERVICING FEES

Matthews Pacific Tiger Fund                                    $108,509
Matthews Asian Growth and Income Fund                           209,183
Matthews Korea Fund                                              60,335
Matthews China Fund                                              65,302
Matthews Japan Fund                                              13,668
Matthews Asian Technology Fund                                    7,802
Matthews Asia Pacific Fund                                        3,088
The Funds bear a portion of the fees paid to certain services providers (exclusive of the Funds’ transfer agent) which provide transfer agency and shareholder servicing to certain shareholders. Fees accrued to pay to such service providers for the six months ended February 29, 2004 are reflected in the Statement of Operations as follows:
                                                               TRANSFER        SHAREHOLDER
                                                                  AGENT          SERVICING              TOTAL
Matthews Pacific Tiger Fund                                    $254,543           $127,272           $381,815
Matthews Asian Growth and Income Fund                           488,672            244,336            733,008
Matthews Korea Fund                                             135,369             67,685            203,054
Matthews China Fund                                             150,596             75,298            225,894
Matthews Japan Fund                                              32,153             16,076             48,229
Matthews Asian Technology Fund                                   17,885              8,943             26,828
Matthews Asia Pacific Fund                                        6,684              3,342             10,026
PFPC Inc. (“PFPC”), an indirect wholly-owned subsidiary of The PNC Financial Services Group, serves as the Trust’s Administrator and, in that capacity, performs various administrative and accounting services for each Fund. PFPC also serves as the Trust’s Transfer Agent, dividend disbursing agent and registrar. An officer of PFPC serves as Assistant Treasurer to the Trust. Total fees received by PFPC for the six months ended February 29, 2004 were $590,325 for administrative and accounting services and $217,244 for transfer agent services. The Bank of New York serves as custodian to the Trust.

PFPC Distributors, Inc. (the “Distributor”) serves as the Fund’s Distributor pursuant to an Underwriting Agreement.

3.	INVESTMENT TRANSACTIONS Investment transactions for the six months ended February 29, 2004, excluding short-term investments, were as follows:
                                                              PURCHASES    PROCEEDS FROM SALES

Matthews Pacific Tiger Fund                                $331,851,356             $8,435,486
Matthews Asian Growth and Income Fund                       393,029,912             40,622,046
Matthews Korea Fund                                          20,394,278             41,855,546
Matthews China Fund                                         273,112,802              3,374,907
Matthews Japan Fund                                          47,632,970              9,127,619
Matthews Asian Technology Fund                               17,506,920              3,640,359
Matthews Asia Pacific Fund                                   36,850,667                207,998

56     MATTHEWS ASIAN FUNDS

F E B R U A R Y   2 9 ,   2 0 0 4

M A T T H E W S    A S I A N   F U N D

BOARD OF TRUSTEES
Disinterested Trustees:
 Richard K. Lyons, Chairman
Robert K. Connolly
Toshi Shibano
Interested Trustees1:
 David FitzWilliam-Lay
G. Paul Matthews
OFFICERS
 G. Paul Matthews
Mark W. Headley
James E. Walter
Downey H. Blount
INVESTMENT ADVISOR
 Matthews International Capital Management, LLC
456 Montgomery Street, Suite 1200
San Francisco, CA 94104
800-789-ASIA [2742]
ACCOUNT SERVICES
 PFPC Inc.
760 Moore Road
King of Prussia, PA 19406
800-789-ASIA [2742]
CUSTODIAN
 The Bank of New York
One Wall Street
New York, NY 10286
LEGAL COUNSEL
 Paul, Hastings, Janofsky & Walker, LLP
55 Second Street
San Francisco, CA 94105

1  As defined under the Investment Company Act of 1940, “Interested” trustees are so defined due to an ownership interest in the Advisor or an office held with the Trust.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 10. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                           Matthews International Funds

By (Signature and Title)*     /s/ G. Paul Matthews
                                            G. Paul Matthews, Chairman, Chief Investment Officer & Co-Chief
                                            Executive Officer
                                            (principal executive officer)

Date                                     April 16, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ G. Paul Matthews
                                            G. Paul Matthews, Chairman, Chief Investment Officer & Co-Chief
                                            Executive Officer
                                            (principal executive officer)

Date                                     April 16, 2004

By (Signature and Title)*     /s/ James Walter
                                            James Walter, Vice President, Investment Operations
                                            (principal financial officer)

Date                                     April 16, 2004

* Print the name and title of each signing officer under his or her signature.